UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 28, 2014

*	This Form N-Q pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, and MFS Moderate Allocation Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2014

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Commodity Strategy Fund - Class R5 (v)	9,150,789	$82,174,084
MFS Emerging Markets Equity Fund - Class R5	1,070,600	32,203,652
MFS Global Real Estate Fund - Class R5 (v)	5,477,032	80,676,684
MFS Growth Fund - Class R5	2,992,443	210,817,641
MFS International Growth Fund - Class R5	4,633,509	129,506,588
MFS International New Discovery Fund - Class R5	2,218,969	64,904,842
MFS International Value Fund - Class R5	3,780,018	130,032,609
MFS Mid Cap Growth Fund - Class R5 (a)	11,128,024	162,691,714
MFS Mid Cap Value Fund - Class R5	8,072,420	162,417,091
MFS New Discovery Fund - Class R5	1,414,900	40,508,597
MFS New Discovery Value Fund - Class R5	3,055,086	40,571,542
MFS Research Fund - Class R5	3,912,989	145,797,953
MFS Research International Fund - Class R5	7,266,263	129,194,151
MFS Value Fund - Class R5	6,340,393	210,501,043
Total Underlying Affiliated Funds		$1,621,998,191

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	73	$73
Total Investments		$1,621,998,264

Other Assets, Less Liabilities - 0.1%		819,995
Net Assets - 100.0%		$1,622,818,259

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,621,998,264	$—	$—	$1,621,998,264

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,052,432,033
Gross unrealized appreciation	573,828,515
Gross unrealized depreciation	(4,262,284)
Net unrealized appreciation (depreciation)	$569,566,231

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	7,268,356	2,375,806	(493,373)	9,150,789
MFS Emerging Markets Equity Fund	779,537	320,178	(29,115)	1,070,600
MFS Global Real Estate Fund	4,039,061	1,558,869	(120,898)	5,477,032
MFS Growth Fund	2,956,978	135,240	(99,775)	2,992,443
MFS Institutional Money Market Portfolio	807,417	91,824,825	(92,632,169)	73
MFS International Growth Fund	3,885,087	792,309	(43,887)	4,633,509
MFS International New Discovery Fund	1,931,625	308,680	(21,336)	2,218,969
MFS International Value Fund	3,347,007	464,667	(31,656)	3,780,018
MFS Mid Cap Growth Fund	11,136,011	389,394	(397,381)	11,128,024
MFS Mid Cap Value Fund	7,329,072	979,751	(236,403)	8,072,420
MFS New Discovery Fund	1,262,409	229,072	(76,581)	1,414,900
MFS New Discovery Value Fund	2,742,994	448,725	(136,633)	3,055,086
MFS Research Fund	3,590,283	410,010	(87,304)	3,912,989
MFS Research International Fund	6,294,780	1,062,857	(91,374)	7,266,263
MFS Value Fund	5,710,124	800,203	(169,934)	6,340,393

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$168,361	$—	$422,581	$82,174,084
MFS Emerging Markets Equity Fund	484,877	—	214,335	32,203,652
MFS Global Real Estate Fund	607,462	2,165,698	1,917,266	80,676,684
MFS Growth Fund	3,345,708	2,901,833	314,236	210,817,641
MFS Institutional Money Market Portfolio	—	—	908	73
MFS International Growth Fund	648,635	707,039	743,459	129,506,588
MFS International New Discovery Fund	351,465	—	807,773	64,904,842
MFS International Value Fund	598,228	334,432	2,384,028	130,032,609
MFS Mid Cap Growth Fund	3,113,193	—	—	162,691,714
MFS Mid Cap Value Fund	2,517,954	6,788,866	1,107,233	162,417,091

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds – continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS New Discovery Fund	$1,262,172	$3,038,435	$—	$40,508,597
MFS New Discovery Value Fund	422,616	2,827,706	141,491	40,571,542
MFS Research Fund	1,793,578	2,498,301	1,688,991	145,797,953
MFS Research International Fund	650,873	—	1,927,372	129,194,151
MFS Value Fund	2,566,194	3,411,947	2,693,113	210,501,043

	$18,531,316	$24,674,257	$14,362,786	$1,621,998,264

4

QUARTERLY REPORT

February 28, 2014

MFS® CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	5,634,535	$54,260,569
MFS Commodity Strategy Fund - Class R5 (v)	3,143,683	28,230,273
MFS Emerging Markets Debt Fund - Class R5	5,602,187	82,464,190
MFS Global Bond Fund - Class R5	14,625,246	137,184,809
MFS Global Real Estate Fund - Class R5 (v)	1,864,553	27,464,871
MFS Government Securities Fund - Class R5	27,152,693	272,884,565
MFS Growth Fund - Class R5	2,369,733	166,947,723
MFS High Income Fund - Class R5	37,601,496	137,245,460
MFS Inflation-Adjusted Bond Fund - Class R5	26,097,142	272,976,104
MFS International Growth Fund - Class R5	1,973,678	55,164,294
MFS International Value Fund - Class R5	1,616,939	55,622,689
MFS Limited Maturity Fund - Class R5	44,932,262	271,840,186
MFS Mid Cap Growth Fund - Class R5 (a)	7,638,103	111,669,060
MFS Mid Cap Value Fund - Class R5	5,525,255	111,168,137
MFS New Discovery Fund - Class R5	963,849	27,594,993
MFS New Discovery Value Fund - Class R5	2,080,534	27,629,498
MFS Research Bond Fund - Class R5	42,827,892	464,682,632
MFS Research Fund - Class R5	4,457,027	166,068,816
MFS Research International Fund - Class R5	6,192,181	110,096,976
MFS Value Fund - Class R5	4,980,187	165,342,198
Total Underlying Affiliated Funds		$2,746,538,043

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	22	$22
Total Investments		$2,746,538,065

Other Assets, Less Liabilities - 0.0%		1,339,382
Net Assets - 100.0%		$2,747,877,447

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,746,538,065	$—	$—	$2,746,538,065

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,314,814,043
Gross unrealized appreciation	451,053,703
Gross unrealized depreciation	(19,329,681)
Net unrealized appreciation (depreciation)	$431,724,022

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	4,977,526	682,070	(25,061)	5,634,535
MFS Commodity Strategy Fund	2,705,567	537,457	(99,341)	3,143,683
MFS Emerging Markets Debt Fund	4,560,787	1,065,888	(24,488)	5,602,187
MFS Global Bond Fund	11,959,691	2,727,035	(61,480)	14,625,246
MFS Global Real Estate Fund	1,513,487	372,574	(21,508)	1,864,553
MFS Government Securities Fund	23,623,837	3,760,334	(231,478)	27,152,693
MFS Growth Fund	2,575,177	92,904	(298,348)	2,369,733
MFS High Income Fund	33,374,460	4,478,757	(251,721)	37,601,496
MFS Inflation-Adjusted Bond Fund	21,763,313	4,611,097	(277,268)	26,097,142
MFS Institutional Money Market Portfolio	26	59,265,386	(59,265,390)	22
MFS International Growth Fund	1,815,157	204,102	(45,581)	1,973,678
MFS International Value Fund	1,565,246	116,189	(64,496)	1,616,939
MFS Limited Maturity Fund	39,902,912	5,334,118	(304,768)	44,932,262
MFS Mid Cap Growth Fund	8,398,151	172,037	(932,085)	7,638,103
MFS Mid Cap Value Fund	5,537,758	457,546	(470,049)	5,525,255
MFS New Discovery Fund	960,576	133,807	(130,534)	963,849
MFS New Discovery Value Fund	2,079,945	253,212	(252,623)	2,080,534
MFS Research Bond Fund	37,464,728	5,710,756	(347,592)	42,827,892
MFS Research Fund	4,517,370	278,051	(338,394)	4,457,027
MFS Research International Fund	5,887,856	574,050	(269,725)	6,192,181
MFS Value Fund	4,966,507	372,048	(358,368)	4,980,187

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(10,802)	$—	$387,165	$54,260,569
MFS Commodity Strategy Fund	(324,502)	—	148,581	28,230,273
MFS Emerging Markets Debt Fund	(42,959)	359,983	2,827,772	82,464,190
MFS Global Bond Fund	(93,390)	—	3,699,933	137,184,809
MFS Global Real Estate Fund	(21,191)	757,204	676,437	27,464,871
MFS Government Securities Fund	(135,308)	—	4,948,067	272,884,565
MFS Growth Fund	3,581,726	2,443,514	264,605	166,947,723
MFS High Income Fund	(17,776)	—	5,800,175	137,245,460
MFS Inflation-Adjusted Bond Fund	(348,285)	—	3,279,877	272,976,104
MFS Institutional Money Market Portfolio	—	—	309	22
MFS International Growth Fund	33,223	311,769	327,828	55,164,294
MFS International Value Fund	114,275	148,669	1,059,002	55,622,689
MFS Limited Maturity Fund	(104,115)	—	3,496,570	271,840,186
MFS Mid Cap Growth Fund	2,830,255	—	—	111,669,060
MFS Mid Cap Value Fund	1,210,075	4,891,114	797,718	111,168,137
MFS New Discovery Fund	473,846	2,170,990	—	27,594,993
MFS New Discovery Value Fund	362,651	2,049,243	102,538	27,629,498
MFS Research Bond Fund	(138,057)	191,547	10,660,551	464,682,632
MFS Research Fund	1,114,726	2,996,152	2,025,568	166,068,816
MFS Research International Fund	215,091	—	1,703,764	110,096,976
MFS Value Fund	1,347,598	2,838,267	2,278,474	165,342,198

	$10,047,081	$19,158,452	$44,484,934	$2,746,538,065

4

QUARTERLY REPORT

February 28, 2014

MFS® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Airlines - 0.3%
Copa Holdings S.A., “A”	19,950	$2,702,427

Alcoholic Beverages - 2.6%
AmBev S.A., ADR	1,047,050	$7,538,760
SABMiller PLC	260,030	12,745,139

		$20,283,899
Apparel Manufacturers - 4.6%
Belle International Holdings Ltd.	6,236,000	$7,689,986
Cia. Hering S.A.	351,800	3,735,929
Li & Fung Ltd.	10,698,000	14,005,667
Stella International Holdings	4,059,500	9,959,717

		$35,391,299
Automotive - 5.1%
Exide Industries Ltd.	3,144,312	$5,618,467
Guangzhou Automobile Group Co. Ltd., “H”	13,518,000	12,541,585
Kia Motors Corp.	418,010	21,693,446

		$39,853,498
Brokerage & Asset Managers - 1.0%
BM&F Bovespa S.A.	1,293,100	$5,553,478
Bolsa Mexicana de Valores S.A. de C.V.	1,007,600	1,820,568

		$7,374,046
Business Services - 3.4%
Cognizant Technology Solutions Corp., “A” (a)	226,110	$23,529,007
LPS Brasil - Consultoria de Imoveis S.A.	533,000	2,736,889

		$26,265,896
Cable TV - 4.5%
Astro Malaysia Holdings Berhad	9,520,700	$9,182,180
Naspers Ltd.	213,627	25,765,976

		$34,948,156
Computer Software - Systems - 1.6%
Hon Hai Precision Industry Co. Ltd.	4,394,739	$12,172,932

Conglomerates - 0.7%
First Pacific Co. Ltd.	5,537,250	$5,486,912

Construction - 1.9%
Anhui Conch Cement Co. Ltd.	2,690,000	$9,809,485
CEMEX S.A. de C.V., ADR (a)	348,740	4,561,519

		$14,371,004
Consumer Products - 1.5%
Dabur India Ltd.	3,527,092	$9,870,508
Kimberly-Clark de Mexico S.A. de C.V., “A”	878,410	2,121,710

		$11,992,218
Consumer Services - 2.3%
Abril Educacao S.A., IEU	195,800	$2,413,315
Anhanguera Educacional Participacoes S.A.	624,200	3,495,360

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - continued
Estacio Participacoes S.A.	666,900	$6,285,740
Kroton Educacional S.A.	285,744	5,325,520

		$17,519,935
Electronics - 11.3%
MediaTek, Inc.	1,038,000	$15,245,561
Samsung Electronics Co. Ltd.	15,764	19,920,970
Seoul Semiconductor Co. Ltd.	130,349	5,610,807
Siliconware Precision Industries Co. Ltd.	9,962,000	12,668,866
Taiwan Semiconductor Manufacturing Co. Ltd.	9,506,695	34,061,431

		$87,507,635
Energy - Independent - 3.2%
China Shenhua Energy Co. Ltd.	4,025,000	$10,943,490
INPEX Corp.	265,600	3,366,650
Reliance Industries Ltd.	833,596	10,758,876

		$25,069,016
Energy - Integrated - 3.1%
OAO Gazprom, ADR	1,118,200	$8,610,140
OAO NOVATEK, GDR	37,950	4,804,470
Petroleo Brasileiro S.A., ADR	925,100	10,361,120

		$23,775,730
Engineering - Construction - 0.9%
Mills Estruturas e Servicos de Engenharia S.A.	360,200	$3,948,029
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	227,800	2,937,526

		$6,885,555
Food & Beverages - 0.8%
Arca Continental S.A.B de C.V.	397,892	$2,084,464
M. Dias Branco S.A. Industria e Comercio de Alimentos	120,200	4,198,477

		$6,282,941
Food & Drug Stores - 3.0%
Dairy Farm International Holdings Ltd.	466,200	$4,284,378
E-Mart Co. Ltd.	38,046	9,052,631
Magnit OJSC	26,323	6,425,178
Wumart Stores, Inc., “H”	2,941,000	3,482,716

		$23,244,903
Forest & Paper Products - 0.5%
Fibria Celulose S.A. (a)	379,700	$4,016,019

Gaming & Lodging - 1.2%
Minor International PLC	4,227,800	$3,174,900
Shangri-La Asia Ltd.	3,450,000	5,761,447

		$8,936,347
General Merchandise - 1.5%
Mr. Price Group Ltd.	281,575	$3,906,083
PT Mitra Adiperkasa Tbk	3,195,000	1,899,001
Woolworths Ltd.	975,582	5,787,401

		$11,592,485

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - 1.1%
OdontoPrev S.A.	1,331,300	$4,865,867
Qualicorp S.A. (a)	361,000	3,270,131

		$8,135,998
Insurance - 2.9%
Brasil Insurance Participacoes e Administracao S.A.	636,700	$4,306,669
Cathay Financial Holding Co. Ltd.	5,522,000	8,175,621
China Pacific Insurance Co. Ltd.	2,911,600	9,998,536

		$22,480,826
Internet - 2.0%
51job, Inc., ADR (a)	60,870	$4,583,511
NAVER Corp.	13,903	10,640,516

		$15,224,027
Machinery & Tools - 2.1%
Glory Ltd.	252,400	$6,589,632
Sinotruk Hong Kong Ltd.	3,280,000	1,720,187
Thermax Ltd.	297,902	3,364,014
TK Corp. (a)	230,322	4,272,015

		$15,945,848
Major Banks - 1.4%
Standard Chartered PLC	530,181	$11,204,062

Medical Equipment - 0.6%
Top Glove Corp.	2,684,700	$4,727,825

Metals & Mining - 4.8%
Gerdau S.A., ADR	593,260	$3,707,875
Grupo Mexico S.A.B. de C.V., “B”	1,596,606	4,903,928
Iluka Resources Ltd.	1,101,973	9,233,611
Steel Authority of India Ltd.	4,185,935	3,761,803
Usinas Siderurgicas de Minas Gerais S.A., IPS (a)	627,900	2,616,306
Vale S.A., ADR	908,660	12,875,712

		$37,099,235
Network & Telecom - 0.6%
VTech Holdings Ltd.	411,400	$4,649,127

Oil Services - 1.1%
Lamprell PLC (a)	1,889,870	$4,549,233
OAO TMK, GDR	424,080	4,355,302

		$8,904,535
Other Banks & Diversified Financials - 13.8%
Banco De Oro Unibank, Inc.	2,822,030	$5,310,866
Banco Santander S.A., IEU	632,100	3,086,702
China Construction Bank	18,920,490	12,994,725
Credicorp Ltd.	55,141	7,162,816
E.Sun Financial Holding Co. Ltd.	9,610,000	6,062,668
Gentera S.A.B. de C.V.	1,276,640	2,169,973
Grupo Financiero Banorte S.A. de C.V.	607,800	3,943,143
Housing Development Finance Corp. Ltd.	1,482,196	19,592,823
Itau Unibanco Holding S.A., ADR	262,674	3,498,818
Kasikornbank Co. Ltd.	635,200	3,368,264

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Kasikornbank PLC, NVDR	2,807,000	$14,669,533
Komercni Banka A.S.	36,013	8,732,806
Sberbank of Russia	4,469,350	11,308,054
Turkiye Garanti Bankasi A.S.	1,849,134	5,069,903

		$106,971,094
Pharmaceuticals - 0.4%
Genomma Lab Internacional S.A., “B” (a)	1,360,800	$3,214,016

Railroad & Shipping - 1.1%
CCR S.A.	332,390	$2,279,489
Diana Shipping, Inc. (a)	479,197	6,239,145

		$8,518,634
Real Estate - 2.9%
Brasil Brokers Participacoes	1,166,300	$2,496,994
Concentradora Fibra Danhos S.A. de C.V., REIT	2,039,000	3,967,061
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	1,741,200	2,777,096
Hang Lung Properties Ltd.	2,528,000	7,019,915
Macquarie Mexico Real Estate S.A. de C.V., REIT	2,190,200	3,800,426
Multiplan Empreendimentos Imobiliarios S.A.	123,169	2,421,619

		$22,483,111
Restaurants - 0.7%
Ajisen China Holdings Ltd.	4,747,000	$5,254,362

Telecommunications - Wireless - 4.1%
America Movil S.A.B. de C.V., “L”, ADR	300,110	$5,813,131
China Mobile Ltd.	552,000	5,245,762
Mobile TeleSystems OJSC, ADR	341,375	5,878,478
MTN Group Ltd.	503,761	9,211,389
Turkcell Iletisim Hizmetleri A.S. (a)	1,090,700	5,684,816

		$31,833,576
Telephone Services - 2.3%
China Unicom (Hong Kong) Ltd.	6,056,000	$8,068,892
PT XL Axiata Tbk	13,791,000	5,524,003
Telekomunikacja Polska S.A. (a)	1,368,710	4,591,051

		$18,183,946
Utilities - Electric Power - 1.6%
Alupar Investimento S.A., IEU (a)	386,600	$2,908,465
CESC Ltd.	784,503	6,133,122
Energias do Brasil S.A.	814,700	3,102,792

		$12,144,379
Utilities - Water - 0.2%
Aguas Andinas S.A.	2,918,885	$1,781,186
Total Common Stocks		$764,428,640

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	14,082,541	$14,082,541
Total Investments		$778,511,181

Other Assets, Less Liabilities - (0.5)%		(3,745,335)
Net Assets - 100.0%		$774,765,846

4

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$111,046,074	$—	$—	$111,046,074
China	92,333,236	—	—	92,333,236
Taiwan	15,245,561	73,141,518	—	88,387,078
South Korea	71,190,386	—	—	71,190,386
India	59,099,614	—	—	59,099,614
Hong Kong	51,167,162	—	—	51,167,162
South Africa	44,670,849	—	—	44,670,849
Mexico	44,114,561	—	—	44,114,561
Russia	23,648,389	17,733,232	—	41,381,621
Other Countries	161,038,057	—	—	161,038,057
Mutual Funds	14,082,541	—	—	14,082,541
Total Investments	$687,636,431	$90,874,750	$—	$778,511,181

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $310,625,785 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$780,244,517
Gross unrealized appreciation	86,704,007
Gross unrealized depreciation	(88,437,343)
Net unrealized appreciation (depreciation)	$(1,733,336)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,349,769	147,895,479	(147,162,707)	14,082,541

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,749	$14,082,541

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2014, are as follows:

Brazil	14.4%
China	11.9%
Taiwan	11.4%
South Korea	9.2%
India	7.6%
Hong Kong	6.6%
South Africa	5.8%
Mexico	5.7%
Russia	5.4%
Other Countries	22.0%

7

QUARTERLY REPORT

February 28, 2014

MFS® GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 91.3%
Asset-Backed & Securitized - 0.4%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49		$870,221	$888,826
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46		870,221	948,222
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.813%, 6/15/49		1,111,221	1,138,168

			$2,975,216
Broadcasting - 0.2%
Grupo Televisa S.A.B., 7.25%, 5/14/43	MXN	19,720,000	$1,204,448

Building - 0.6%
CEMEX Espana S.A., 9.25%, 5/12/20		$796,000	$870,824
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		1,259,000	1,350,278
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		600,000	636,000
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		961,000	1,018,660

			$3,875,762
Cable TV - 0.1%
VTR Finance B.V., 6.875%, 1/15/24 (n)		$433,000	$443,374

Conglomerates - 0.1%
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		$945,000	$914,288

Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		$779,000	$797,501
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21		861,000	866,381

			$1,663,882
Consumer Products - 0.2%
S.A.C.I. Falabella, 6.5%, 4/30/23 (n)	CLP	717,500,000	$1,166,962

Consumer Services - 0.1%
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		$920,000	$928,050

Emerging Market Quasi-Sovereign - 2.5%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23		$500,000	$465,500
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		968,000	901,208
Empresa de Telecomunicaciones de Bogota S.A., 7%, 1/17/23 (n)	COP	1,164,000,000	482,952
Hungarian Development Bank, 6.25%, 10/21/20 (n)		$951,000	998,550
Novatek Finance Ltd., 7.75%, 2/21/17 (n)	RUB	65,200,000	1,755,036
Novatek Finance Ltd., 7.75%, 2/21/17	RUB	43,500,000	1,170,922
Petroleos Mexicanos, 7.19%, 9/12/24	MXN	45,727,300	3,317,745
RZD Capital PLC, 8.3%, 4/02/19	RUB	110,100,000	2,978,320
Transnet Ltd., 9.25%, 11/14/17	ZAR	8,000,000	756,491
Transnet Ltd., 10.5%, 9/17/20	ZAR	33,000,000	3,202,679
Transnet SOC Ltd., 9.5%, 5/13/21	ZAR	3,500,000	310,511
Transnet SOC Ltd., 9.5%, 5/13/21 (z)	ZAR	9,960,000	883,624

			$17,223,538
Emerging Market Sovereign - 38.8%
Brazil Notas do Tesouro Nacional, 10%, 1/01/23	BRL	45,779,000	$16,982,777
Brazil Notas do Tesouro Nacional, 10%, 1/01/17	BRL	40,284,000	16,311,691
Brazil Notas do Tesouro Nacional, 10%, 1/01/21	BRL	61,554,000	23,304,065
Dominican Republic, 6.6%, 1/28/24 (n)		$203,000	206,654
Dominican Republic, 5.875%, 4/18/24 (n)		450,000	438,188

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Federative Republic of Brazil, 10%, 1/01/18	BRL	35,617,000	$14,176,214
Government of Malaysia, 5.094%, 4/30/14	MYR	20,143,000	6,167,938
Government of Malaysia, 3.26%, 3/01/18	MYR	5,269,000	1,587,978
Government of Malaysia, 4.378%, 11/29/19	MYR	4,738,000	1,485,862
Government of Malaysia, 4.16%, 7/15/21	MYR	9,775,000	3,000,548
Government of Malaysia, 4.392%, 4/15/26	MYR	3,568,000	1,091,796
Government of Poland, 5.75%, 10/25/21	PLN	2,102,000	765,955
Government of Romania, 5.8%, 10/26/15	RON	660,000	209,088
Government of Thailand, 3.625%, 6/16/23	THB	84,442,000	2,581,166
Kingdom of Thailand, 3.875%, 6/13/19	THB	660,037,000	20,921,929
Kingdom of Thailand, 3.65%, 12/17/21	THB	200,237,000	6,173,732
Republic of Colombia, 7.5%, 8/26/26	COP	4,656,200,000	2,205,664
Republic of Colombia, 6%, 4/28/28	COP	1,500,000,000	619,868
Republic of Columbia, 11%, 7/24/20	COP	7,470,000,000	4,406,789
Republic of Cote d’Ivoire, 7.77%, 12/31/32		$451,000	398,571
Republic of Croatia, 5.875%, 7/09/18	EUR	1,650,000	2,489,302
Republic of Hungary, 6%, 11/24/23	HUF	1,713,940,000	7,644,258
Republic of Indonesia, 8.375%, 3/15/24	IDR	50,100,000,000	4,337,195
Republic of Indonesia, 8.375%, 3/15/34	IDR	15,000,000,000	1,227,496
Republic of Indonesia, 7.875%, 4/15/19	IDR	19,950,000,000	1,718,494
Republic of Indonesia, 7%, 5/15/22	IDR	44,574,000,000	3,524,759
Republic of Indonesia, 5.625%, 5/15/23	IDR	14,519,000,000	1,028,674
Republic of Indonesia, 5.875%, 1/15/24 (n)		$1,280,000	1,376,000
Republic of Indonesia, 11%, 9/15/25	IDR	15,000,000,000	1,494,160
Republic of Indonesia, 8.375%, 9/15/26	IDR	32,665,000,000	2,704,647
Republic of Indonesia, 7%, 5/15/27	IDR	16,225,000,000	1,191,473
Republic of Indonesia, 9%, 3/15/29	IDR	45,424,000,000	3,951,955
Republic of Indonesia, 8.25%, 6/15/32	IDR	26,890,000,000	2,165,746
Republic of Indonesia, 6.625%, 5/15/33	IDR	14,000,000,000	949,694
Republic of Indonesia, 6.75%, 1/15/44 (n)		$1,841,000	1,988,280
Republic of Latvia, 2.625%, 1/21/21 (n)	EUR	1,215,000	1,714,798
Republic of Peru, 6.95%, 8/12/31	PEN	2,614,000	909,388
Republic of Peru, 7.84%, 8/12/20	PEN	7,995,000	3,149,681
Republic of Poland, 5.75%, 4/25/14	PLN	21,251,000	7,081,669
Republic of Poland, 4%, 10/25/23	PLN	4,529,000	1,459,053
Republic of Romania, 4.875%, 1/22/24 (n)		$1,364,000	1,392,985
Republic of Romania, 6.125%, 1/22/44 (n)		692,000	720,545
Republic of Serbia, 6.75%, 11/01/24		837,190	845,562
Republic of Slovenia, 5.25%, 2/18/24 (z)		1,487,000	1,518,985
Republic of South Africa, 8.75%, 2/28/48	ZAR	19,419,000	1,706,336
Republic of South Africa, 8.25%, 9/15/17	ZAR	30,817,000	2,904,481
Republic of South Africa, 8%, 12/21/18	ZAR	73,699,000	6,836,436
Republic of South Africa, 7.25%, 1/15/20	ZAR	18,745,000	1,660,986
Republic of South Africa, 10.5%, 12/21/26	ZAR	38,569,000	4,116,558
Republic of South Africa, 7%, 2/28/31	ZAR	141,765,000	10,954,541
Republic of South Africa, 6.25%, 3/31/36	ZAR	25,488,000	1,733,134
Republic of South Africa, 6.5%, 2/28/41	ZAR	88,413,000	6,032,356
Republic of Turkey, 6.3%, 2/14/18	TRY	242	95
Republic of Turkey, 10.5%, 1/15/20	TRY	4,840,000	2,209,506
Republic of Turkey, 8.5%, 9/14/22	TRY	3,936,802	1,620,853
Republic of Turkey, 7.1%, 3/08/23	TRY	40,975,000	15,312,906
Russian Federation, 6.8%, 12/11/19	RUB	74,191,000	1,951,310
Russian Federation, 7.5%, 3/15/18	RUB	83,263,000	2,305,538
Russian Federation, 7.5%, 2/27/19	RUB	89,621,000	2,457,947
Russian Federation, 7%, 1/25/23	RUB	32,255,000	831,333

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Russian Federation, 4.875%, 9/16/23 (n)		$200,000	$203,100
Russian Federation, 8.15%, 2/03/27	RUB	110,767,000	3,050,815
Russian Federation, 7.05%, 1/19/28	RUB	115,416,000	2,874,341
Titulos de Tesoreria, 5%, 11/21/18	COP	6,969,000,000	3,218,820
United Mexican States, 10%, 12/05/24	MXN	10,000,000	966,136
United Mexican States, 8%, 12/07/23	MXN	52,970,000	4,492,740
United Mexican States, 8.5%, 5/31/29	MXN	80,740,000	7,009,894
United Mexican States, 7.75%, 5/29/31	MXN	33,000,000	2,650,086
United Mexican States, 10%, 11/20/36	MXN	32,400,000	3,162,555
United Mexican States, 8.5%, 11/18/38	MXN	7,000,000	595,830

			$270,479,905
Energy - Independent - 0.3%
Afren PLC, 10.25%, 4/08/19		$711,000	$813,206
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (z)		1,026,000	1,034,978

			$1,848,184
Energy - Integrated - 0.4%
Inkia Energy Ltd., 8.375%, 4/04/21		$698,000	$753,840
Pacific Rubiales Energy Corp., 7.25%, 12/12/21		1,439,000	1,546,925
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		841,000	807,360

			$3,108,125
Food & Beverages - 0.9%
Central American Bottling Corp., 6.75%, 2/09/22		$1,016,000	$1,059,180
Central American Bottling Corp., 6.75%, 2/09/22 (n)		344,000	358,620
Corporacion Lindley S.A., 6.75%, 11/23/21		825,000	882,750
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		158,000	148,718
Cosan Luxembourg S.A., 9.5%, 3/14/18	BRL	1,500,000	548,566
Cosan Luxembourg S.A., 9.5%, 3/14/18 (n)	BRL	4,208,000	1,538,910
Embotelladora Andina S.A., 5%, 10/01/23 (n)		$948,000	971,151
JBS Investments GmbH, 7.75%, 10/28/20 (n)		531,000	549,585

			$6,057,480
Forest & Paper Products - 0.1%
Fibria Overseas Finance Ltd., 6.75%, 3/03/21		$422,000	$463,145

International Market Quasi-Sovereign - 0.4%
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$913,000	$969,606
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		895,000	970,189
Israel Electric Corp. Ltd., 6.875%, 6/21/23		500,000	542,005

			$2,481,800
International Market Sovereign - 33.6%
Federal Republic of Germany, 4.25%, 7/04/18	EUR	2,911,000	$4,670,023
Federal Republic of Germany, 3.25%, 7/04/21	EUR	4,506,000	7,154,754
Federal Republic of Germany, 6.25%, 1/04/30	EUR	2,181,000	4,628,844
Government of Australia, 5.75%, 5/15/21	AUD	6,558,000	6,609,811
Government of Canada, 4.5%, 6/01/15	CAD	3,424,000	3,226,748
Government of Canada, 3.25%, 6/01/21	CAD	5,521,000	5,424,471
Government of Canada, 5.75%, 6/01/33	CAD	2,236,000	2,894,038
Government of Japan, 1.1%, 6/20/20	JPY	2,999,800,000	31,008,181
Government of Japan, 2.1%, 9/20/24	JPY	1,700,950,000	19,198,289
Government of Japan, 2.2%, 9/20/27	JPY	1,200,900,000	13,809,607
Government of Japan, 2.4%, 3/20/37	JPY	434,950,000	4,950,464

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 2%, 3/20/52	JPY	111,700,000	$1,182,455
Kingdom of Belgium, 4%, 3/28/32	EUR	557,000	881,645
Kingdom of Belgium, 4.25%, 9/28/21	EUR	5,710,000	9,295,504
Kingdom of Spain, 5.4%, 1/31/23	EUR	3,540,000	5,661,419
Kingdom of Spain, 5.5%, 7/30/17	EUR	5,253,000	8,177,575
Kingdom of Spain, 4.6%, 7/30/19	EUR	5,964,000	9,219,584
Kingdom of Sweden, 5%, 12/01/20	SEK	14,130,000	2,644,442
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	2,081,000	3,272,562
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	856,000	1,631,182
Republic of Austria, 1.75%, 10/20/23	EUR	791,000	1,074,208
Republic of Finland, 3.875%, 9/15/17	EUR	1,082,000	1,669,716
Republic of France, 2.5%, 10/25/20	EUR	3,503,000	5,176,014
Republic of France, 6%, 10/25/25	EUR	1,692,000	3,204,178
Republic of France, 4.75%, 4/25/35	EUR	2,607,000	4,604,178
Republic of Iceland, 5.875%, 5/11/22		$2,760,000	2,949,750
Republic of Ireland, 5.5%, 10/18/17	EUR	2,094,000	3,332,415
Republic of Ireland, 4.5%, 4/18/20	EUR	2,890,000	4,518,017
Republic of Ireland, 5.4%, 3/13/25	EUR	1,515,000	2,488,783
Republic of Italy, 5.25%, 8/01/17	EUR	14,314,000	22,111,181
Republic of Italy, 3.75%, 3/01/21	EUR	11,599,000	16,991,519
Republic of Portugal, 4.45%, 6/15/18	EUR	2,585,000	3,726,798
Republic of Portugal, 4.8%, 6/15/20	EUR	1,709,000	2,463,834
United Kingdom Treasury, 5%, 3/07/18	GBP	735,000	1,401,579
United Kingdom Treasury, 8%, 6/07/21	GBP	1,783,000	4,121,671
United Kingdom Treasury, 4.25%, 12/07/27	GBP	1,475,000	2,793,724
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,936,000	5,548,767

			$233,717,930
Machinery & Tools - 0.1%
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		$921,000	$862,286

Mortgage-Backed - 0.1%
Freddie Mac, 1.426%, 8/25/17		$613,000	$617,770
Freddie Mac, 3.32%, 2/25/23		12,000	12,222

			$629,992
Network & Telecom - 0.4%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)		$981,000	$978,110
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22		300,000	312,750
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)		1,115,000	1,162,388

			$2,453,248
Oil Services - 0.1%
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		$725,000	$690,563

Other Banks & Diversified Financials - 0.4%
BBVA Bancomer S.A., 6.5%, 3/10/21		$1,538,000	$1,668,730
Citigroup, Inc., 6.125%, 5/15/18		232,000	268,774
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 5/03/17		351,000	373,991
Industrial Senior Trust Co., 5.5%, 11/01/22		791,000	746,506

			$3,058,001
Specialty Chemicals - 0.2%
Mexichem S.A.B. de C.V., 6.75%, 9/19/42		$1,707,000	$1,642,988

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Specialty Stores - 0.1%
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$931,000	$975,223

Telecommunications - Wireless - 0.6%
America Movil S.A.B de C.V., 6.45%, 12/05/22	MXN	18,750,000	$1,306,882
Comcel Trust, 6.875%, 2/06/24 (n)		$493,000	509,639
Digicel Group Ltd., 8.25%, 9/01/17		541,000	562,640
Digicel Group Ltd., 8.25%, 9/30/20 (n)		200,000	211,500
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		1,576,000	1,642,980

			$4,233,641
Telephone Services - 0.4%
B Communications Ltd., 7.375%, 2/15/21 (z)		$351,000	$367,673
Brasil Telecom S.A., 9.75%, 9/15/16	BRL	6,819,000	2,610,109

			$2,977,782
Transportation - 0.4%
Far Eastern Shipping Co., 8%, 5/02/18 (n)		$451,000	$408,155
Red de Carreteras de Occidente S.A.B. de C.V., 9%, 6/10/28 (n)	MXN	33,030,000	2,159,410

			$2,567,565
Transportation - Services - 0.3%
Topaz Marine S.A., 8.625%, 11/01/18		$300,000	$310,650
Topaz Marine S.A., 8.625%, 11/01/18 (n)		1,107,000	1,146,299
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		800,000	870,000

			$2,326,949
U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 2.22%, 3/01/33		$1,148,704	$1,085,224

U.S. Treasury Obligations - 9.1%
U.S. Treasury Bonds, 6.875%, 8/15/25		$2,541,000	$3,565,341
U.S. Treasury Bonds, 5.25%, 2/15/29		6,537,000	8,193,724
U.S. Treasury Bonds, 4.5%, 8/15/39		13,716,000	16,084,150
U.S. Treasury Notes, 4.125%, 5/15/15 (f)		17,055,000	17,863,782
U.S. Treasury Notes, 4.75%, 8/15/17		6,743,000	7,620,116
U.S. Treasury Notes, 3.5%, 5/15/20		9,122,000	9,988,590

			$63,315,703
Utilities - Electric Power - 0.0%
AES Gener S.A., 8.375% to 2019, FRN to 12/18/73 (n)		$269,000	$285,140
Total Bonds			$635,656,394
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
U.S. Treasury Bond 30 year Futures - April 2014 @ 131		26	$18,688
Issuer	Shares/Par
Money Market Funds - 8.1%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)		56,826,178	$56,826,178
Total Investments			$692,501,260

Other Assets, Less Liabilities - 0.6%			3,909,557
Net Assets - 100.0%			$696,410,817

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

5

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,417,690, representing 4.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
B Communications Ltd., 7.375%, 2/15/21	2/10/14	$351,000	$367,673
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19	2/10/14	1,029,323	1,034,978
Republic of Slovenia, 5.25%, 2/18/24	2/10/14	1,460,993	1,518,985
Transnet SOC Ltd., 9.5%, 5/13/21	11/06/13	971,115	883,624
Total Restricted Securities			$3,805,260
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

6

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 2/28/14

Forward Foreign Currency Exchange Contracts at 2/28/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Citibank N.A.	2,877,000	4/11/14	$2,554,206	$2,560,535	$6,329
BUY	AUD	JPMorgan Chase Bank	2,978,000	4/11/14	2,596,986	2,650,425	53,439
SELL	AUD	Goldman Sachs International	1,883,000	4/11/14	1,681,945	1,675,873	6,072
SELL	AUD	Westpac Banking Corp.	8,637,002	4/11/14	7,707,920	7,686,946	20,974
BUY	BRL	Barclays Bank PLC	24,394,000	4/02/14	10,159,045	10,317,129	158,084
BUY	BRL	Deutsche Bank AG	2,022,000	4/02/14	827,231	855,179	27,948
BUY	BRL	JPMorgan Chase Bank	12,160,000	4/02/14	5,015,505	5,142,916	127,411
BUY	BRL	UBS AG	13,139,000	4/02/14	5,507,060	5,556,971	49,911
SELL	BRL	Deutsche Bank AG	869,000	4/02/14	370,260	367,532	2,728
SELL	BRL	JPMorgan Chase Bank	8,329,869	4/02/14	3,532,000	3,523,011	8,989
BUY	CAD	Goldman Sachs International	1,737,000	4/11/14	1,565,682	1,567,222	1,540
BUY	CAD	JPMorgan Chase Bank	3,406,000	4/11/14	3,063,231	3,073,091	9,860
SELL	CAD	Deutsche Bank AG	1,497,000	4/11/14	1,381,149	1,350,681	30,468
SELL	CAD	Goldman Sachs International	732,031	4/11/14	673,174	660,481	12,693
SELL	CAD	JPMorgan Chase Bank	1,820,009	4/11/14	1,689,000	1,642,118	46,882
SELL	CAD	Merrill Lynch International Bank	7,216,015	4/11/14	6,623,844	6,510,709	113,135
SELL	CNY	Barclays Bank PLC	49,546,000	4/10/14-4/21/14	8,117,132	8,067,410	49,722
SELL	CNY	JPMorgan Chase Bank	812,000	4/17/14	132,897	132,215	682
BUY	COP	Barclays Bank PLC	63,264,913	4/07/14	30,750	30,884	134
BUY	COP	Merrill Lynch International Bank	569,539,000	4/07/14	276,946	278,034	1,088
BUY	DKK	UBS AG	9,838,522	4/11/14	1,799,933	1,820,358	20,425
BUY	EUR	Barclays Bank PLC	217,000	4/11/14	294,819	299,520	4,701
BUY	EUR	Citibank N.A.	872,391	4/11/14	1,185,727	1,204,140	18,413
BUY	EUR	Credit Suisse Group	369,000	4/11/14	501,925	509,322	7,397
BUY	EUR	Goldman Sachs International	8,299,187	4/11/14	11,363,555	11,455,172	91,617
SELL	EUR	UBS AG	1,845,000	4/11/14	2,547,521	2,546,610	911
BUY	GBP	Credit Suisse Group	2,908,820	4/11/14	4,774,740	4,869,538	94,798
BUY	GBP	Deutsche Bank AG	204,000	4/11/14	340,509	341,508	999
BUY	GBP	Goldman Sachs International	2,021,233	4/11/14	3,326,669	3,383,664	56,995
BUY	GBP	JPMorgan Chase Bank	836,000	4/11/14	1,375,552	1,399,514	23,962
BUY	GBP	Merrill Lynch International Bank	2,908,820	4/11/14	4,776,166	4,869,538	93,372
BUY	HUF	Barclays Bank PLC	263,014,462	4/11/14	1,148,289	1,168,573	20,284
BUY	HUF	JPMorgan Chase Bank	789,609,000	4/11/14	3,459,535	3,508,231	48,696
BUY	IDR	Barclays Bank PLC	3,718,739,000	3/18/14	319,030	319,548	518
BUY	IDR	JPMorgan Chase Bank	3,199,311,000	3/18/14	272,514	274,914	2,400
BUY	IDR	UBS AG	21,570,792,000	3/18/14	1,852,365	1,853,557	1,192
BUY	INR	JPMorgan Chase Bank	21,242,000	4/10/14	335,312	339,447	4,135
BUY	INR	Barclays Bank PLC	119,099,000	3/10/14	1,904,365	1,918,786	14,421
BUY	INR	Deutsche Bank AG	200,942,000	3/18/14	3,225,911	3,230,649	4,738
BUY	INR	JPMorgan Chase Bank	101,647,000	4/10/14	1,603,771	1,624,318	20,547
BUY	INR	Merrill Lynch International Bank	322,953,000	4/15/14	5,109,207	5,153,806	44,599
SELL	INR	Barclays Bank PLC	119,099,000	3/10/14	1,925,299	1,918,786	6,513
BUY	JPY	Brown Brothers Harriman	41,904,000	4/11/14	401,029	411,835	10,806
BUY	JPY	Citibank N.A.	77,608,000	4/11/14	749,559	762,737	13,178
BUY	JPY	Deutsche Bank AG	498,369,640	4/11/14	4,809,528	4,898,012	88,484
BUY	JPY	Goldman Sachs International	832,098,642	4/11/14	8,069,133	8,177,924	108,791
BUY	JPY	UBS AG	171,775,000	4/11/14	1,679,163	1,688,217	9,054
SELL	JPY	Goldman Sachs International	127,655,000	4/11/14	1,260,205	1,254,602	5,603
BUY	KRW	Barclays Bank PLC	2,668,314,000	3/04/14	2,478,449	2,499,592	21,143
SELL	KRW	JPMorgan Chase Bank	3,416,477,000	3/04/14-3/21/14	3,202,305	3,197,976	4,329

7

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	MXN	Citibank N.A.	5,717,000	4/11/14	$420,534	$429,829	$9,295
BUY	MXN	Goldman Sachs International	17,947,000	4/11/14	1,334,368	1,349,333	14,965
SELL	MXN	Barclays Bank PLC	506,000	4/11/14	38,121	38,043	78
SELL	MXN	Goldman Sachs International	6,803,719	4/11/14-4/16/14	515,417	511,488	3,929
SELL	MXN	JPMorgan Chase Bank	46,383,000	4/11/14	3,493,208	3,487,274	5,934
BUY	MYR	Barclays Bank PLC	4,470,000	3/31/14	1,348,855	1,361,673	12,818
BUY	MYR	Merrill Lynch International Bank	67,379,168	3/21/14-3/31/14	20,313,727	20,534,195	220,468
SELL	NGN	Barclays Bank PLC	47,795,000	3/21/14	290,724	288,319	2,405
BUY	NZD	Deutsche Bank AG	2,300,000	4/11/14	1,871,740	1,922,732	50,992
BUY	NZD	Westpac Banking Corp.	1,993,000	4/11/14	1,662,202	1,666,089	3,887
BUY	PEN	Barclays Bank PLC	1,163,000	3/17/14	408,285	414,741	6,456
BUY	PEN	JPMorgan Chase Bank	3,309,473	4/07/14	1,155,139	1,176,161	21,022
BUY	PEN	Merrill Lynch International Bank	1,268,923	4/07/14	449,628	450,965	1,337
BUY	PHP	JPMorgan Chase Bank	70,785,000	5/12/14	1,572,127	1,584,896	12,769
BUY	PLN	Barclays Bank PLC	440,000	3/18/14	143,749	145,852	2,103
BUY	PLN	Goldman Sachs International	1,204,000	3/18/14	398,378	399,104	726
BUY	PLN	JPMorgan Chase Bank	109,089,933	3/18/14	35,785,964	36,161,295	375,331
BUY	RON	JPMorgan Chase Bank	14,236,000	3/17/14	4,305,139	4,359,630	54,491
BUY	RUB	JPMorgan Chase Bank	260,878,000	3/05/14-3/11/14	7,219,358	7,239,645	20,287
BUY	RUB	Merrill Lynch International Bank	126,592,000	3/11/14	3,505,247	3,511,105	5,858
SELL	RUB	Barclays Bank PLC	71,818,012	3/11/14	2,047,445	1,991,915	55,530
SELL	RUB	Credit Suisse Group	31,220,100	3/11/14	930,000	865,908	64,092
SELL	RUB	Deutsche Bank AG	59,477,000	3/11/14	1,680,141	1,649,630	30,511
SELL	RUB	JPMorgan Chase Bank	125,441,000	3/05/14	3,529,572	3,483,219	46,353
SELL	RUB	Merrill Lynch International Bank	57,347,000	3/11/14	1,622,263	1,590,553	31,710
BUY	THB	JPMorgan Chase Bank	270,982,690	3/06/14-4/08/14	8,254,516	8,321,473	66,957
BUY	TRY	Citibank N.A.	5,939,629	4/11/14	2,598,873	2,655,479	56,606
BUY	TRY	Goldman Sachs International	5,939,978	4/11/14	2,621,731	2,655,635	33,904
BUY	TRY	JPMorgan Chase Bank	32,551,189	4/11/14	14,298,105	14,552,930	254,825
SELL	TRY	Barclays Bank PLC	862,709	4/21/14	390,015	384,472	5,543
SELL	TRY	Citibank N.A.	2,717,165	4/11/14	1,223,361	1,214,786	8,575
SELL	TRY	Credit Suisse Group	457,000	4/11/14	207,137	204,315	2,822
SELL	TRY	Goldman Sachs International	7,859,000	4/11/14	3,555,698	3,513,588	42,110
BUY	ZAR	Barclays Bank PLC	2,878,000	4/11/14	264,399	265,672	1,273
BUY	ZAR	Goldman Sachs International	87,087,000	4/11/14	7,801,911	8,039,110	237,199
BUY	ZAR	Royal Bank of Scotland	76,495,000	4/11/14	7,003,383	7,061,350	57,967
SELL	ZAR	Citibank N.A.	12,176,441	4/11/14	1,128,869	1,124,023	4,846
SELL	ZAR	Goldman Sachs International	17,800,000	4/11/14	1,647,153	1,643,140	4,013
SELL	ZAR	JPMorgan Chase Bank	37,982,000	4/11/14	3,521,952	3,506,166	15,786

							$3,416,883

Liability Derivatives
BUY	AUD	Goldman Sachs International	3,207,606	4/11/14	$2,861,575	$2,854,774	$(6,801)
SELL	AUD	Goldman Sachs International	3,925,228	4/11/14	3,446,756	3,493,460	(46,704)
SELL	BRL	Barclays Bank PLC	79,789,518	4/02/14	32,301,615	33,745,953	(1,444,338)
SELL	BRL	Deutsche Bank AG	708,000	4/02/14	287,688	299,440	(11,752)
SELL	BRL	JPMorgan Chase Bank	40,767,861	4/02/14	16,777,700	17,242,243	(464,543)
SELL	BRL	UBS AG	1,526,000	4/02/14	643,950	645,402	(1,452)
SELL	CAD	Citibank N.A.	1,368,301	4/11/14	1,230,878	1,234,561	(3,683)
SELL	CAD	Credit Suisse Group	217,000	4/11/14	193,900	195,790	(1,890)
SELL	CAD	Goldman Sachs International	1,890,775	4/11/14	1,697,000	1,705,968	(8,968)
SELL	CLP	Deutsche Bank AG	528,479,453	4/07/14	937,436	941,652	(4,216)

8

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CNY	Barclays Bank PLC	19,802,000	4/10/14	$3,243,040	$3,224,294	$(18,746)
BUY	CNY	Deutsche Bank AG	20,048,000	4/21/14	3,288,930	3,264,349	(24,581)
BUY	CNY	JPMorgan Chase Bank	10,509,000	4/17/14	1,723,917	1,711,145	(12,772)
SELL	EUR	Barclays Bank PLC	1,619,000	4/11/14	2,194,731	2,234,667	(39,936)
SELL	EUR	Citibank N.A.	1,956,928	4/11/14	2,664,421	2,701,102	(36,681)
SELL	EUR	Credit Suisse Group	12,892,993	4/11/14	17,620,537	17,795,894	(175,357)
SELL	EUR	Deutsche Bank AG	202,000	4/11/14	274,844	278,816	(3,972)
SELL	EUR	Goldman Sachs International	11,713,864	4/11/14	15,924,544	16,168,369	(243,825)
SELL	EUR	JPMorgan Chase Bank	12,511,993	4/11/14	17,103,019	17,270,008	(166,989)
SELL	EUR	UBS AG	880,000	4/11/14	1,197,377	1,214,643	(17,266)
SELL	GBP	Goldman Sachs International	624,000	4/11/14	1,019,346	1,044,613	(25,267)
BUY	INR	Barclays Bank PLC	119,099,000	4/10/14	1,913,083	1,903,201	(9,882)
BUY	INR	Citibank N.A.	93,566,000	3/18/14	1,507,111	1,504,309	(2,802)
BUY	INR	JPMorgan Chase Bank	104,059,000	4/15/14	1,661,488	1,660,613	(875)
SELL	INR	Barclays Bank PLC	3,101,000	3/18/14	49,759	49,856	(97)
SELL	INR	Deutsche Bank AG	419,753,000	3/18/14	6,730,894	6,748,587	(17,693)
BUY	JPY	Barclays Bank PLC	266,285,000	4/11/14	2,632,833	2,617,068	(15,765)
BUY	JPY	Goldman Sachs International	337,332,240	4/11/14	3,322,848	3,315,325	(7,523)
SELL	JPY	Credit Suisse Group	330,704,000	4/11/14	3,157,100	3,250,182	(93,082)
SELL	JPY	Deutsche Bank AG	321,205,000	4/11/14	3,138,306	3,156,825	(18,519)
BUY	KRW	Barclays Bank PLC	832,635,000	3/04/14	780,937	779,986	(951)
BUY	KRW	JPMorgan Chase Bank	2,583,842,000	3/04/14	2,423,753	2,420,461	(3,292)
BUY	KRW	UBS AG	3,477,153,000	3/21/14	3,259,729	3,253,962	(5,767)
SELL	KRW	Barclays Bank PLC	4,393,823,000	3/04/14-3/21/14	4,037,731	4,115,140	(77,409)
SELL	KRW	JPMorgan Chase Bank	1,751,207,000	3/04/14	1,626,609	1,640,475	(13,866)
BUY	KZT	Barclays Bank PLC	266,095,000	5/12/14	1,417,661	1,417,014	(647)
BUY	MXN	Credit Suisse Group	22,116,062	4/11/14	1,693,390	1,662,781	(30,609)
BUY	MXN	Goldman Sachs International	2,909,000	4/11/14	220,308	218,711	(1,597)
BUY	MXN	JPMorgan Chase Bank	109,253,235	4/16/14	8,286,491	8,210,884	(75,607)
BUY	MXN	UBS AG	31,900,000	4/11/14	2,434,899	2,398,379	(36,520)
SELL	MXN	Barclays Bank PLC	5,890,682	4/11/14-5/21/14	441,747	442,559	(812)
SELL	MXN	Citibank N.A.	90,884,000	4/11/14	6,795,118	6,833,050	(37,932)
SELL	MXN	Goldman Sachs International	34,688,582	4/11/14	2,577,612	2,608,037	(30,425)
SELL	MXN	JPMorgan Chase Bank	88,305,000	4/11/14	6,628,004	6,639,150	(11,146)
SELL	MXN	Royal Bank of Scotland	511,000	4/11/14	38,408	38,419	(11)
SELL	MYR	Merrill Lynch International Bank	1,882,000	3/31/14	561,288	573,304	(12,016)
BUY	NGN	Citibank N.A.	1,312,271,400	3/21/14	8,112,961	7,916,154	(196,807)
SELL	NGN	Citibank N.A.	973,704,000	3/21/14	5,827,059	5,873,778	(46,719)
SELL	NGN	JPMorgan Chase Bank	290,770,000	3/21/14	1,733,353	1,754,043	(20,690)
SELL	NOK	Goldman Sachs International	9,602	4/11/14	1,572	1,598	(26)
SELL	NZD	Brown Brothers Harriman	2,078,743	4/11/14	1,717,000	1,737,767	(20,767)
SELL	NZD	Goldman Sachs International	2,157,781	4/11/14	1,738,000	1,803,841	(65,841)
SELL	PLN	JPMorgan Chase Bank	9,498,000	3/18/14	3,124,015	3,148,411	(24,396)
BUY	RON	JPMorgan Chase Bank	12,227,816	3/17/14	3,760,091	3,744,644	(15,447)
SELL	RON	JPMorgan Chase Bank	15,721,000	3/17/14	4,733,248	4,814,396	(81,148)
BUY	RUB	Barclays Bank PLC	96,867,500	3/11/14	2,736,489	2,686,678	(49,811)
BUY	RUB	Credit Suisse Group	247,962,380	3/11/14	7,020,597	6,877,385	(143,212)
BUY	RUB	Deutsche Bank AG	78,198,364	3/11/14	2,174,200	2,168,878	(5,322)
BUY	RUB	JPMorgan Chase Bank	124,251,000	3/11/14	3,482,371	3,446,176	(36,195)
BUY	RUB	Merrill Lynch International Bank	33,427,000	3/11/14	946,538	927,118	(19,420)
SELL	RUB	JPMorgan Chase Bank	125,441,000	3/11/14	3,474,591	3,479,181	(4,590)
SELL	SEK	Goldman Sachs International	8,204,812	4/11/14	1,271,853	1,278,842	(6,989)

9

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	SGD	Citibank N.A.	2,000	4/11/14	$1,578	$1,578	$0
SELL	THB	Citibank N.A.	51,549,941	3/27/14	1,559,284	1,582,209	(22,925)
SELL	THB	JPMorgan Chase Bank	534,619,998	3/06/14-4/08/14	16,214,060	16,414,156	(200,096)
BUY	TRY	Citibank N.A.	3,644,967	4/11/14	1,633,994	1,629,586	(4,408)
BUY	TRY	Credit Suisse Group	6,181,495	4/11/14	2,769,602	2,763,612	(5,990)
BUY	TRY	Goldman Sachs International	1,252,000	4/11/14	561,261	559,742	(1,519)
BUY	TRY	JPMorgan Chase Bank	11,742,146	4/11/14	5,299,027	5,249,659	(49,368)
SELL	TRY	Citibank N.A.	7,622,556	4/11/14	3,346,821	3,407,879	(61,058)
SELL	TRY	Credit Suisse Group	112,000	4/11/14	48,871	50,073	(1,202)
SELL	TRY	Goldman Sachs International	5,717,000	4/11/14	2,477,993	2,555,947	(77,954)
SELL	TRY	JPMorgan Chase Bank	11,576,000	4/11/14	5,114,283	5,175,378	(61,095)
SELL	TRY	UBS AG	2,153,407	4/11/14	903,366	962,742	(59,376)
BUY	ZAR	Barclays Bank PLC	454,000	4/11/14	42,203	41,909	(294)
BUY	ZAR	JPMorgan Chase Bank	64,096,000	4/11/14	5,937,733	5,916,782	(20,951)
SELL	ZAR	Barclays Bank PLC	60,596,442	4/11/14	5,472,912	5,593,734	(120,822)
SELL	ZAR	Citibank N.A.	9,647,673	4/11/14	879,023	890,589	(11,566)
SELL	ZAR	Citibank N.A.	28,307,497	4/11/14	2,532,197	2,613,101	(80,904)
SELL	ZAR	Goldman Sachs International	8,680,901	4/11/14	793,498	801,345	(7,847)
SELL	ZAR	JPMorgan Chase Bank	6,037,768	4/11/14	553,377	557,354	(3,977)
SELL	ZAR	UBS AG	13,684,209	4/11/14	1,220,232	1,263,210	(42,978)

							$(4,836,294)

Futures Contracts at 2/28/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	50	$5,992,969	June - 2014	$4,664

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	373	$46,450,156	June - 2014	$(48,457)

Swap Agreements at 2/28/14

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
12/16/23	PLN	7,000,000	Morgan Stanley Capital Services, Inc.	4.20% (fixed rate)	CDI (floating rate)	$29,380
11/01/23	MXN	84,149,000	Merrill Lynch Capital Services	6.94% (fixed rate)	CDI (floating rate)	162,520

						$191,900

Liability Derivatives
Interest Rate Swap Agreements
11/07/18	MXN	140,529,000	Merrill Lynch Capital Services	CDI (floating rate)	5.50% (fixed rate)	$(55,319)
12/18/18	MXN	25,000,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	5.44% (fixed rate)	(589)
1/14/19	MXN	54,685,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	5.63% (fixed rate)	(33,862)
12/16/16	PLN	21,000,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	3.28% (fixed rate)	(17,501)

10

Portfolio of Investments (unaudited) – continued

Swap Agreements at 2/28/14 - continued

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives – continued
Interest Rate Swap Agreements – continued
6/12/17	ZAR	14,103,000	JPMorgan Chase Bank N.A.	7.85% (fixed rate)	CDI (floating rate)	$(10,445)
6/13/17	ZAR	14,185,000	JPMorgan Chase Bank N.A.	7.80% (fixed rate)	CDI (floating rate)	(11,627)
6/14/17	ZAR	20,451,000	JPMorgan Chase Bank N.A.	7.55% (fixed rate)	CDI (floating rate)	(24,722)
6/18/17	ZAR	1,295,000	Merrill Lynch Capital Services	7.92% (fixed rate)	CDI (floating rate)	(832)

						$(154,897)

At February 28, 2014, the fund had cash collateral of $1,900,000 and other liquid securities with an aggregate value $1,324,405 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

2/28/14 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 28, 2014, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

12

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$18,688	$64,400,927	$—	$64,419,615
Non-U.S. Sovereign Debt	—	523,903,173	—	523,903,173
U.S. Corporate Bonds	—	268,774	—	268,774
Residential Mortgage-Backed Securities	—	629,992	—	629,992
Commercial Mortgage-Backed Securities	—	2,975,216	—	2,975,216
Foreign Bonds	—	43,478,312	—	43,478,312
Mutual Funds	56,826,178	—	—	56,826,178
Total Investments	$56,844,866	$635,656,394	$—	$692,501,260

Other Financial Instruments
Futures Contracts	$(43,793)	$—	$—	$(43,793)
Swap Agreements	—	37,003	—	37,003
Forward Foreign Currency Exchange Contracts	—	(1,419,411)	—	(1,419,411)

For further information regarding security characteristics, see the Portfolio of Investments.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$719,027,192
Gross unrealized appreciation	12,496,078
Gross unrealized depreciation	(39,022,010)
Net unrealized appreciation (depreciation)	$(26,525,932)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	47,497,951	229,180,481	(219,852,254)	56,826,178

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$34,896	$56,826,178

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2014, are as follows:

United States	18.6%
Brazil	11.4%
Japan	10.1%
South Africa	6.6%
Italy	5.7%
Thailand	4.3%
Indonesia	4.1%
Mexico	4.0%
Spain	3.4%
Other Countries	31.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

13

QUARTERLY REPORT

February 28, 2014

MFS® GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	4,882,407	$47,017,575
MFS Commodity Strategy Fund - Class R5 (v)	21,845,408	196,171,763
MFS Emerging Markets Debt Fund - Class R5	9,691,733	142,662,306
MFS Emerging Markets Equity Fund - Class R5	1,570,385	47,237,180
MFS Global Bond Fund - Class R5	20,238,721	189,839,208
MFS Global Real Estate Fund - Class R5 (v)	9,646,429	142,091,895
MFS Growth Fund - Class R5	7,455,266	525,223,508
MFS High Income Fund - Class R5	65,067,453	237,496,203
MFS Inflation-Adjusted Bond Fund - Class R5	22,611,629	236,517,641
MFS International Growth Fund - Class R5	8,495,561	237,450,934
MFS International New Discovery Fund - Class R5	3,254,399	95,191,181
MFS International Value Fund - Class R5	6,940,572	238,755,692
MFS Mid Cap Growth Fund - Class R5 (a)	29,492,759	431,184,138
MFS Mid Cap Value Fund - Class R5	21,319,839	428,955,153
MFS New Discovery Fund - Class R5	3,321,151	95,084,559
MFS New Discovery Value Fund - Class R5	7,167,186	95,180,230
MFS Research Bond Fund - Class R5	13,089,401	142,019,996
MFS Research Fund - Class R5	10,207,091	380,316,220
MFS Research International Fund - Class R5	18,648,669	331,573,328
MFS Value Fund - Class R5	15,739,864	522,563,483
Total Underlying Affiliated Funds		$4,762,532,193

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	12	$12
Total Investments		$4,762,532,205

Other Assets, Less Liabilities - 0.0%		513,478
Net Assets - 100.0%		$4,763,045,683

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,762,532,205	$—	$—	$4,762,532,205

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,488,165,632
Gross unrealized appreciation	1,301,579,729
Gross unrealized depreciation	(27,213,156)
Net unrealized appreciation (depreciation)	$1,274,366,573

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	3,911,248	1,001,279	(30,120)	4,882,407
MFS Commodity Strategy Fund	17,032,065	5,267,141	(453,798)	21,845,408
MFS Emerging Markets Debt Fund	7,202,273	2,589,961	(100,501)	9,691,733
MFS Emerging Markets Equity Fund	1,145,524	458,173	(33,312)	1,570,385
MFS Global Bond Fund	15,162,203	5,236,197	(159,679)	20,238,721
MFS Global Real Estate Fund	7,209,541	2,582,714	(145,826)	9,646,429
MFS Growth Fund	7,295,432	326,507	(166,673)	7,455,266
MFS High Income Fund	52,481,322	13,269,803	(683,672)	65,067,453
MFS Inflation-Adjusted Bond Fund	17,211,552	5,636,316	(236,239)	22,611,629
MFS Institutional Money Market Portfolio	33	91,383,859	(91,383,880)	12
MFS International Growth Fund	7,121,404	1,417,099	(42,942)	8,495,561
MFS International New Discovery Fund	2,829,037	459,930	(34,568)	3,254,399
MFS International Value Fund	6,160,355	838,748	(58,531)	6,940,572
MFS Mid Cap Growth Fund	29,237,065	790,364	(534,670)	29,492,759
MFS Mid Cap Value Fund	19,297,556	2,332,503	(310,220)	21,319,839
MFS New Discovery Fund	2,978,273	476,311	(133,433)	3,321,151
MFS New Discovery Value Fund	6,436,932	929,926	(199,672)	7,167,186
MFS Research Bond Fund	10,413,310	2,808,286	(132,195)	13,089,401
MFS Research Fund	9,319,036	1,017,051	(128,996)	10,207,091
MFS Research International Fund	16,195,438	2,625,089	(171,858)	18,648,669
MFS Value Fund	14,108,195	1,954,602	(322,933)	15,739,864

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$1,067	$—	$325,092	$47,017,575
MFS Commodity Strategy Fund	146,121	—	1,016,119	196,171,763
MFS Emerging Markets Debt Fund	351,879	614,834	4,720,968	142,662,306
MFS Emerging Markets Equity Fund	560,047	—	321,233	47,237,180
MFS Global Bond Fund	254,940	—	4,951,818	189,839,208
MFS Global Real Estate Fund	722,217	3,912,025	3,453,212	142,091,895
MFS Growth Fund	6,259,852	7,381,122	799,292	525,223,508
MFS High Income Fund	846,491	—	9,666,895	237,496,203
MFS Inflation-Adjusted Bond Fund	247,888	—	2,760,518	236,517,641
MFS Institutional Money Market Portfolio	—	—	372	12
MFS International Growth Fund	648,435	1,324,567	1,392,796	237,450,934
MFS International New Discovery Fund	611,412	—	1,210,194	95,191,181
MFS International Value Fund	1,125,389	626,512	4,467,398	238,755,692
MFS Mid Cap Growth Fund	4,560,732	—	—	431,184,138
MFS Mid Cap Value Fund	3,906,325	18,362,479	2,994,836	428,955,153
MFS New Discovery Fund	2,416,582	7,289,776	—	95,084,559
MFS New Discovery Value Fund	882,339	6,784,916	339,499	95,180,230
MFS Research Bond Fund	273,312	57,477	3,146,985	142,019,996
MFS Research Fund	2,856,130	6,672,181	4,510,769	380,316,220
MFS Research International Fund	1,488,324	—	5,055,509	331,573,328
MFS Value Fund	5,782,383	8,670,929	6,772,430	522,563,483

	$33,941,865	$61,696,818	$57,905,935	$4,762,532,205

4

QUARTERLY REPORT

February 28, 2014

MFS® INTERNATIONAL DIVERSIFICATION FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Emerging Markets Equity Fund - Class R5	13,838,747	$416,269,522
MFS International Growth Fund - Class R5	37,411,985	1,045,664,980
MFS International New Discovery Fund - Class R5	14,330,208	419,158,576
MFS International Value Fund - Class R5	30,504,670	1,049,360,659
MFS Research International Fund - Class R5	70,402,387	1,251,754,448
Total Underlying Affiliated Funds		$4,182,208,185

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	77	$77
Total Investments		$4,182,208,262

Other Assets, Less Liabilities - 0.0%		1,097,778
Net Assets - 100.0%		$4,183,306,040

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,182,208,262	$—	$—	$4,182,208,262

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,623,064,620
Gross unrealized appreciation	563,873,751
Gross unrealized depreciation	(4,730,109)
Net unrealized appreciation (depreciation)	$559,143,642

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	10,277,198	3,923,522	(361,973)	13,838,747
MFS Institutional Money Market Portfolio	91,798	219,580,672	(219,672,393)	77
MFS International Growth Fund	31,882,003	5,916,167	(386,185)	37,411,985
MFS International New Discovery Fund	12,672,234	1,892,920	(234,946)	14,330,208
MFS International Value Fund	27,552,984	3,427,406	(475,720)	30,504,670
MFS Research International Fund	62,119,896	8,938,253	(655,762)	70,402,387

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$4,719,115	$—	$2,914,959	$416,269,522
MFS Institutional Money Market Portfolio	—	—	1,690	77
MFS International Growth Fund	4,697,268	6,000,008	6,309,068	1,045,664,980
MFS International New Discovery Fund	3,680,781	—	5,502,274	419,158,576
MFS International Value Fund	7,007,451	2,838,145	20,222,355	1,049,360,659
MFS Research International Fund	4,435,070	—	19,676,076	1,251,754,448

	$24,539,685	$8,838,153	$54,626,422	$4,182,208,262

3

QUARTERLY REPORT

February 28, 2014

MFS® INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.9%
Aerospace - 1.2%
Rolls-Royce Holdings PLC	2,787,890	$46,637,956

Airlines - 1.3%
Copa Holdings S.A., “A”	381,606	$51,692,349

Alcoholic Beverages - 5.5%
Carlsberg A.S., “B”	541,085	$57,095,902
Diageo PLC	2,014,636	63,373,278
Heineken N.V.	244,051	16,502,952
Pernod Ricard S.A.	709,879	83,571,085

		$220,543,217
Apparel Manufacturers - 6.4%
Adidas AG	367,321	$42,791,923
Burberry Group PLC	663,377	17,118,331
Cia. Hering S.A.	833,600	8,852,389
Compagnie Financiere Richemont S.A.	417,698	41,603,576
Li & Fung Ltd.	35,766,400	46,824,854
LVMH Moet Hennessy Louis Vuitton S.A.	541,076	100,712,371

		$257,903,444
Automotive - 3.1%
Guangzhou Automobile Group Co. Ltd., “H”	16,290,000	$15,113,362
Honda Motor Co. Ltd.	2,257,400	80,895,527
Toyota Motor Corp.	476,200	27,321,723

		$123,330,612
Broadcasting - 1.8%
Publicis Groupe S.A.	742,999	$70,558,651

Brokerage & Asset Managers - 1.1%
Aberdeen Asset Management PLC	2,464,200	$16,117,830
BM&F Bovespa S.A.	6,754,800	29,009,846

		$45,127,676
Business Services - 9.4%
Accenture PLC, “A”	930,970	$77,596,350
Amadeus IT Holding S.A.	327,991	14,426,117
Brenntag AG	285,064	53,020,613
Capita Group PLC	2,376,119	45,359,830
Compass Group PLC	6,587,330	104,186,096
Experian Group Ltd.	2,283,297	41,332,006
Intertek Group PLC	637,566	31,399,198
Serco Group PLC	1,285,897	9,915,947

		$377,236,157
Computer Software - 2.8%
Dassault Systems S.A.	191,819	$22,049,865
OBIC Co. Ltd.	1,369,400	43,125,941
SAP AG	570,771	46,104,128

		$111,279,934

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 0.9%
NICE Systems Ltd., ADR	846,590	$34,777,917

Construction - 0.4%
Bellway PLC	627,954	$17,623,827

Consumer Products - 3.1%
L’Oreal S.A.	158,480	$26,851,563
Reckitt Benckiser Group PLC	837,930	68,951,112
Uni-Charm Corp.	531,000	30,105,827

		$125,908,502
Electrical Equipment - 3.6%
Legrand S.A.	252,507	$15,659,700
Mettler-Toledo International, Inc. (a)	182,538	44,860,539
Prysmian S.p.A.	1,238,903	32,046,492
Schneider Electric S.A.	569,252	50,876,583

		$143,443,314
Electronics - 3.2%
Samsung Electronics Co. Ltd.	35,388	$44,719,824
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,545,295	82,133,481

		$126,853,305
Energy - Independent - 0.9%
INPEX Corp.	2,959,900	$37,518,630

Energy - Integrated - 2.0%
BG Group PLC	2,946,079	$53,699,619
Suncor Energy, Inc.	793,297	26,170,992

		$79,870,611
Food & Beverages - 6.8%
Chr. Hansen Holding A.S.	760,647	$31,557,037
Groupe Danone	1,389,323	98,147,017
M. Dias Branco S.A. Industria e Comercio de Alimentos	429,500	15,002,047
Nestle S.A.	1,712,934	129,711,659

		$274,417,760
Food & Drug Stores - 2.1%
Dairy Farm International Holdings Ltd.	1,207,700	$11,098,763
Jeronimo Martins SGPS S.A.	722,588	12,282,839
Lawson, Inc.	549,000	38,085,290
Sundrug Co. Ltd.	568,800	22,887,256

		$84,354,148
Gaming & Lodging - 1.3%
Paddy Power PLC	296,525	$24,790,911
Sands China Ltd.	3,471,200	29,028,984

		$53,819,895
General Merchandise - 1.2%
Dollarama, Inc.	521,040	$40,631,991
Lojas Renner S.A.	356,700	8,777,733

		$49,409,724

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 1.4%
AIA Group Ltd.	11,445,800	$55,971,305

Internet - 1.7%
NAVER Corp.	36,688	$28,078,778
Yahoo Japan Corp.	6,110,400	38,726,619

		$66,805,397
Machinery & Tools - 2.5%
KONE Oyj “B” (l)	477,269	$19,440,438
Schindler Holding AG	158,012	23,697,308
Weir Group PLC	1,372,160	58,983,292

		$102,121,038
Major Banks - 2.0%
HSBC Holdings PLC	3,511,807	$37,030,768
Standard Chartered PLC	2,068,269	43,812,288

		$80,843,056
Medical & Health Technology & Services - 0.5%
Fresenius Medical Care AG & Co. KGaA	304,604	$21,068,499

Medical Equipment - 2.2%
Essilor International S.A.	283,353	$29,591,553
Sonova Holding AG	403,334	57,049,175

		$86,640,728
Metals & Mining - 1.2%
Rio Tinto Ltd.	787,009	$46,940,875

Network & Telecom - 1.1%
Ericsson, Inc., “B”	3,540,622	$45,889,231

Oil Services - 1.5%
Saipem S.p.A.	1,429,821	$33,629,845
Technip	277,380	27,256,352

		$60,886,197
Other Banks & Diversified Financials - 8.0%
Aeon Credit Service Co. Ltd.	608,900	$14,909,883
Banco Santander Chile, ADR	761,587	16,435,047
Credicorp Ltd.	366,527	47,611,857
HDFC Bank Ltd.	3,370,600	36,414,227
Itau Unibanco Holding S.A., ADR	2,440,543	32,508,033
Julius Baer Group Ltd.	779,265	36,522,232
KBC Group N.V.	660,805	41,938,789
Sberbank of Russia	7,799,710	19,734,311
UBS AG	3,407,854	73,116,777

		$319,191,156
Pharmaceuticals - 5.8%
Bayer AG	551,162	$78,283,141
Novo Nordisk A.S., “B”	1,121,194	53,441,541
Roche Holding AG	238,269	73,526,102
Shire PLC	504,687	28,058,121

		$233,308,905

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 2.5%
Canadian National Railway Co.	1,379,560	$78,000,322
Kuehne & Nagel, Inc. AG	147,360	21,044,248

		$99,044,570
Restaurants - 1.3%
Whitbread PLC	708,155	$53,208,716

Specialty Chemicals - 5.3%
Akzo Nobel N.V.	388,721	$32,198,470
Croda International PLC	585,967	24,933,096
L’Air Liquide S.A.	272,776	37,560,918
Linde AG	365,833	75,819,657
Symrise AG	841,457	41,336,482

		$211,848,623
Specialty Stores - 0.8%
Industria de Diseno Textil S.A.	213,714	$30,767,406

Telecommunications - Wireless - 0.7%
SoftBank Corp.	362,400	$27,305,524

Telephone Services - 0.8%
China Unicom (Hong Kong) Ltd.	23,894,000	$31,835,883

Tobacco - 1.5%
Japan Tobacco, Inc.	1,955,400	$62,099,369
Total Common Stocks		$3,968,084,107

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	56,410,053	$56,410,053

Collateral for Securities Loaned - 0.3%
Navigator Securities Lending Prime Portfolio, 0.18%, at Net Asset Value (j)	11,775,159	$11,775,159
Total Investments		$4,036,269,319

Other Assets, Less Liabilities - (0.6)%		(23,171,858)
Net Assets - 100.0%		$4,013,097,461

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$761,741,310	$—	$—	$761,741,310
France	562,835,658	—	—	562,835,658
Switzerland	456,271,077	—	—	456,271,077
Japan	422,981,590	—	—	422,981,590
Germany	358,424,444	—	—	358,424,444
Canada	144,803,306	—	—	144,803,306
Hong Kong	142,923,906	—	—	142,923,906
Denmark	142,094,480	—	—	142,094,480
United States	122,456,888	—	—	122,456,888
Other Countries	833,817,137	19,734,311	—	853,551,448
Mutual Funds	68,185,212	—	—	68,185,212
Total Investments	$4,016,535,008	$19,734,311	$—	$4,036,269,319

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $2,954,317,684 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,301,046,645
Gross unrealized appreciation	821,116,858
Gross unrealized depreciation	(85,894,184)
Net unrealized appreciation (depreciation)	$735,222,674

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,422,630	615,185,634	(593,198,211)	56,410,053

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$27,484	$56,410,053

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2014, are as follows:

United Kingdom	19.1%
France	14.1%
Switzerland	11.4%
Japan	10.6%
Germany	9.0%
United States	3.8%
Hong Kong	3.6%
Canada	3.6%
Denmark	3.6%
Other Countries	21.2%

6

QUARTERLY REPORT

February 28, 2014

MFS® INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 93.9%
Aerospace - 1.1%
Cobham PLC	38,144,291	$190,537,816

Alcoholic Beverages - 3.1%
Heineken N.V.	4,518,114	$305,519,000
Pernod Ricard S.A.	1,867,095	219,805,285

		$525,324,285
Automotive - 0.7%
USS Co. Ltd.	8,452,500	$113,868,306

Broadcasting - 1.4%
Fuji Television Network, Inc.	6,663,100	$120,599,689
Nippon Television Holdings, Inc.	6,756,400	112,396,435

		$232,996,124
Brokerage & Asset Managers - 1.8%
Computershare Ltd.	10,897,187	$115,425,075
Daiwa Securities Group, Inc.	12,022,000	108,206,269
IG Group Holdings PLC	8,228,742	87,223,907

		$310,855,251
Business Services - 8.6%
Amadeus IT Holding S.A.	7,624,299	$335,341,607
Brenntag AG	745,966	138,746,299
Bunzl PLC	11,410,953	300,572,346
Compass Group PLC	29,014,256	458,893,371
Nomura Research, Inc.	6,385,000	208,922,571

		$1,442,476,194
Chemicals - 1.3%
Givaudan S.A.	137,593	$215,893,508

Computer Software - 0.7%
Dassault Systems S.A.	13,167	$1,513,565
OBIC Co. Ltd.	3,873,700	121,992,812

		$123,506,377
Computer Software - Systems - 1.1%
Canon, Inc.	3,164,300	$98,314,991
Nintendo Co. Ltd.	429,600	52,998,212
Venture Corp. Ltd.	4,537,500	27,024,908

		$178,338,111
Construction - 1.2%
Geberit AG	651,931	$205,030,261

Consumer Products - 8.0%
Henkel KGaA, IPS	3,270,186	$364,943,874
Kao Corp.	13,625,500	467,928,884
KOSE Corp.	2,109,500	68,817,333
Reckitt Benckiser Group PLC	5,481,750	451,079,156

		$1,352,769,247

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 1.6%
Brambles Ltd.	32,019,801	$267,727,672

Electrical Equipment - 1.7%
Legrand S.A.	3,024,240	$187,553,976
Spectris PLC	2,526,470	103,948,370

		$291,502,346
Electronics - 3.5%
ASM International N.V.	1,164,927	$45,046,695
Halma PLC	12,554,386	128,240,055
Hirose Electric Co. Ltd.	948,420	135,129,115
Infineon Technologies AG	7,512,722	85,239,861
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,728,431	193,862,766

		$587,518,492
Energy - Independent - 0.4%
Cairn Energy PLC (a)	18,137,530	$60,379,972

Energy - Integrated - 1.9%
Royal Dutch Shell PLC, “A”	8,641,367	$315,165,526

Food & Beverages - 6.9%
Groupe Danone	7,657,845	$540,979,057
ITO EN Ltd., IPS	1,575,900	35,352,065
Nestle S.A.	6,856,405	519,200,197
Toyo Suisan Kaisha Ltd.	1,879,000	63,144,149

		$1,158,675,468
Food & Drug Stores - 1.0%
Lawson, Inc. (l)	2,362,100	$163,863,870

Insurance - 6.3%
Amlin PLC	6,753,475	$50,879,364
Catlin Group Ltd.	6,886,281	61,231,887
Delta Lloyd N.V.	4,217,460	120,414,863
Euler Hermes	480,207	60,317,520
Hiscox Ltd.	10,480,596	114,427,908
ING Groep N.V. (a)	10,979,238	160,184,609
Jardine Lloyd Thompson Group PLC	5,035,085	89,373,971
Sony Financial Holdings, Inc.	6,946,400	112,007,884
Swiss Re Ltd.	801,645	74,923,501
Zurich Insurance Group AG	684,295	209,684,483

		$1,053,445,990
Leisure & Toys - 0.4%
Sankyo Co. Ltd.	853,100	$35,374,688
Yamaha Corp.	2,491,800	34,058,109

		$69,432,797
Machinery & Tools - 1.8%
Glory Ltd.	2,232,100	$58,275,422
Neopost S.A. (h)(l)	1,920,340	176,559,529
Schindler Holding AG	421,542	63,219,318

		$298,054,269

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 2.9%
Bank of Ireland (a)	125,990,010	$67,648,678
HSBC Holdings PLC	24,318,759	256,432,747
Sumitomo Mitsui Financial Group, Inc.	3,596,300	160,432,367

		$484,513,792
Medical & Health Technology & Services - 0.6%
Kobayashi Pharmaceutical Co. Ltd.	1,853,400	$104,899,125

Medical Equipment - 0.4%
Nihon Kohden Corp.	1,741,600	$70,163,702

Network & Telecom - 3.8%
Ericsson, Inc., “B”	29,176,859	$378,154,918
Nokia Oyj (a)	33,888,576	261,246,269

		$639,401,187
Other Banks & Diversified Financials - 3.8%
Chiba Bank Ltd.	7,602,000	$46,013,874
DnB NOR A.S.A.	11,062,078	200,709,812
Hachijuni Bank Ltd.	7,457,000	40,007,094
Joyo Bank Ltd.	10,731,000	51,140,169
Julius Baer Group Ltd.	1,670,684	78,300,846
Jyske Bank A.S. (a)	745,177	44,794,696
North Pacific Bank Ltd.	11,177,400	42,064,893
Sydbank A.S. (a)	1,524,079	41,100,660
UniCredit S.p.A.	12,836,065	102,142,108

		$646,274,152
Pharmaceuticals - 10.5%
Bayer AG	2,726,263	$387,219,057
GlaxoSmithKline PLC	18,101,867	506,673,432
Novartis AG	5,067,610	423,213,138
Roche Holding AG	1,093,730	337,508,041
Santen Pharmaceutical Co. Ltd.	2,368,500	110,663,432

		$1,765,277,100
Printing & Publishing - 0.6%
Pearson PLC	3,602,984	$61,118,144
United Business Media Ltd.	3,875,013	46,557,907

		$107,676,051
Real Estate - 3.3%
Deutsche Annington Immobilien SE (a)	2,656,380	$72,122,066
Deutsche Wohnen AG (a)	5,517,208	113,507,599
Deutsche Wohnen AG	7,714,965	163,461,673
GAGFAH S.A. (a)	1,567,421	23,841,900
LEG Immobilien AG	1,419,835	92,306,521
TAG Immobilien AG (h)	6,596,280	83,263,831

		$548,503,590
Specialty Chemicals - 0.9%
Symrise AG	3,059,602	$150,302,610

Specialty Stores - 0.5%
Esprit Holdings Ltd.	47,395,321	$89,043,145

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Telecommunications - Wireless - 5.6%
KDDI Corp.		9,829,594	$598,932,027
NTT DoCoMo, Inc.		8,737,000	146,031,610
Vodafone Group PLC		46,165,722	192,494,073

			$937,457,710
Telephone Services - 1.2%
TDC A.S.		15,894,083	$157,867,799
Telecom Italia S.p.A. - Savings Shares		56,762,853	49,752,114

			$207,619,913
Tobacco - 3.6%
British American Tobacco PLC		5,471,836	$297,793,226
Japan Tobacco, Inc.		9,860,700	313,154,981

			$610,948,207
Trucking - 1.7%
Yamato Holdings Co. Ltd.		13,879,800	$287,361,095
Total Common Stocks			$15,806,803,261
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.1%
JPY Currency - April 2015 @ $112.25	JPY	15,505,186,100	$1,612,539
JPY Currency - April 2015 @ $112.25		15,505,186,000	1,612,539
JPY Currency - April 2014 @ $102.5		59,056,133,104	3,838,649
JPY Currency - June 2014 @ EUR 141.25		13,552,479,260	2,385,236
Total Put Options Purchased			$9,448,963

Call Options Purchased - 0.1%
EUR Currency - October 2014 @ JPY 144.20	EUR	204,444,814	$5,951,593
EUR Currency - June 2014 @ JPY 152.75		106,055,191	200,656
EUR Currency - December 2014 @ JPY 155.25		104,795,565	1,122,675
Total Call Options Purchased			$7,274,924
Issuer	Shares/Par
Money Market Funds - 4.9%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)		828,979,493	$828,979,493

Collateral for Securities Loaned - 0.4%
Navigator Securities Lending Prime Portfolio, 0.18%, at Net Asset Value (j)		73,258,761	$73,258,761
Total Investments			$16,725,765,402

Other Assets, Less Liabilities - 0.6%			106,075,604
Net Assets - 100.0%			$16,831,841,006

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

4

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$15,806,803,261	$—	$—	$15,806,803,261
Purchased Currency Options	—	16,723,887	—	16,723,887
Mutual Funds	902,238,254	—	—	902,238,254
Total Investments	$16,709,041,515	$16,723,887	$—	$16,725,765,402

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $14,491,164,064 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$13,497,980,280
Gross unrealized appreciation	3,356,654,269
Gross unrealized depreciation	(128,869,147)
Net unrealized appreciation (depreciation)	$3,227,785,122

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	521,655,427	2,843,133,787	(2,535,809,721)	828,979,493

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$534,716	$828,979,493

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Neopost S.A.	1,394,053	526,287	—	1,920,340
TAG Immobilien AG	5,080,050	1,516,230	—	6,596,280

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Neopost S.A.	$—	$—	$7,442,627	$176,559,529
TAG Immobilien AG	—	—	1,716,263	83,263,831

	$—	$—	$9,158,890	$259,823,360

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2014, are as follows:

Japan	24.3%
United Kingdom	22.4%
Switzerland	12.7%
Germany	10.0%
France	7.1%
United States	6.0%
Netherlands	3.8%
Australia	2.3%
Sweden	2.2%
Other Countries	9.2%

7

QUARTERLY REPORT

February 28, 2014

MFS® MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	6,016,660	$57,940,437
MFS Commodity Strategy Fund - Class R5 (v)	20,103,075	180,525,616
MFS Emerging Markets Debt Fund - Class R5	11,938,831	175,739,591
MFS Global Bond Fund - Class R5	31,157,148	292,254,048
MFS Global Real Estate Fund - Class R5 (v)	7,923,901	116,719,066
MFS Government Securities Fund - Class R5	57,938,427	582,281,187
MFS Growth Fund - Class R5	6,694,071	471,597,281
MFS High Income Fund - Class R5	80,131,037	292,478,287
MFS Inflation-Adjusted Bond Fund - Class R5	27,845,817	291,267,251
MFS International Growth Fund - Class R5	6,284,132	175,641,497
MFS International New Discovery Fund - Class R5	2,008,985	58,762,798
MFS International Value Fund - Class R5	5,145,547	177,006,819
MFS Mid Cap Growth Fund - Class R5 (a)	28,312,154	413,923,696
MFS Mid Cap Value Fund - Class R5	20,488,010	412,218,756
MFS New Discovery Fund - Class R5	3,072,492	87,965,443
MFS New Discovery Value Fund - Class R5	6,635,706	88,122,172
MFS Research Bond Fund - Class R5	64,481,067	699,619,571
MFS Research Fund - Class R5	12,593,358	469,228,530
MFS Research International Fund - Class R5	19,719,365	350,610,310
MFS Value Fund - Class R5	14,115,977	468,650,420
Total Underlying Affiliated Funds		$5,862,552,776

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	110	$110
Total Investments		$5,862,552,886

Other Assets, Less Liabilities - 0.0%		2,288,529
Net Assets - 100.0%		$5,864,841,415

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,862,552,886	$—	$—	$5,862,552,886

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,650,809,616
Gross unrealized appreciation	1,243,949,406
Gross unrealized depreciation	(32,206,136)
Net unrealized appreciation (depreciation)	$1,211,743,270

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	4,845,854	1,184,768	(13,962)	6,016,660
MFS Commodity Strategy Fund	15,824,936	4,596,784	(318,645)	20,103,075
MFS Emerging Markets Debt Fund	8,924,268	3,055,788	(41,225)	11,938,831
MFS Global Bond Fund	23,469,681	7,731,588	(44,121)	31,157,148
MFS Global Real Estate Fund	5,944,369	2,067,937	(88,405)	7,923,901
MFS Government Securities Fund	46,093,230	12,036,106	(190,909)	57,938,427
MFS Growth Fund	6,616,297	309,501	(231,727)	6,694,071
MFS High Income Fund	65,027,071	15,552,673	(448,707)	80,131,037
MFS Inflation-Adjusted Bond Fund	21,319,715	6,595,495	(69,393)	27,845,817
MFS Institutional Money Market Portfolio	23	163,918,250	(163,918,163)	110
MFS International Growth Fund	5,293,918	1,028,443	(38,229)	6,284,132
MFS International New Discovery Fund	1,752,713	279,945	(23,673)	2,008,985
MFS International Value Fund	4,573,539	624,549	(52,541)	5,145,547
MFS Mid Cap Growth Fund	28,304,859	754,948	(747,653)	28,312,154
MFS Mid Cap Value Fund	18,669,120	2,157,897	(339,007)	20,488,010
MFS New Discovery Fund	2,779,197	440,851	(147,556)	3,072,492
MFS New Discovery Value Fund	6,011,313	839,600	(215,207)	6,635,706
MFS Research Bond Fund	51,598,869	13,098,383	(216,185)	64,481,067
MFS Research Fund	11,602,303	1,225,625	(234,570)	12,593,358
MFS Research International Fund	17,197,448	2,701,508	(179,591)	19,719,365
MFS Value Fund	12,757,612	1,737,352	(378,987)	14,115,977

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,137)	$—	$401,042	$57,940,437
MFS Commodity Strategy Fund	(24,158)	—	942,034	180,525,616
MFS Emerging Markets Debt Fund	142,909	762,526	5,840,839	175,739,591
MFS Global Bond Fund	76,992	—	7,651,978	292,254,048
MFS Global Real Estate Fund	233,061	3,231,334	2,854,678	116,719,066

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds – continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Government Securities Fund	$109,854	$—	$10,236,086	$582,281,187
MFS Growth Fund	7,789,232	6,628,672	717,810	471,597,281
MFS High Income Fund	590,064	—	11,941,164	292,478,287
MFS Inflation-Adjusted Bond Fund	73,767	—	3,412,733	291,267,251
MFS Institutional Money Market Portfolio	—	—	945	110
MFS International Growth Fund	330,674	985,838	1,036,619	175,641,497
MFS International New Discovery Fund	350,667	—	749,706	58,762,798
MFS International Value Fund	931,389	466,118	3,322,376	177,006,819
MFS Mid Cap Growth Fund	5,487,244	—	—	413,923,696
MFS Mid Cap Value Fund	3,267,806	17,678,843	2,883,338	412,218,756
MFS New Discovery Fund	1,708,834	6,758,994	—	87,965,443
MFS New Discovery Value Fund	755,463	6,312,019	315,836	88,122,172
MFS Research Bond Fund	422,766	284,721	15,548,377	699,619,571
MFS Research Fund	4,653,055	8,256,401	5,581,791	469,228,530
MFS Research International Fund	978,481	—	5,371,544	350,610,310
MFS Value Fund	6,629,911	7,794,656	6,101,737	468,650,420

	$34,504,874	$59,160,122	$84,910,633	$5,862,552,886

4

QUARTERLY REPORT

February 28, 2014

MFS® ABSOLUTE RETURN FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 88.8%
Asset-Backed & Securitized - 13.1%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	$560,000	$560,812
ARI Fleet Lease Trust, “A”, FRN, 0.705%, 3/15/20 (n)	254,380	254,856
ARI Fleet Lease Trust, “A”, FRN, 0.455%, 1/15/21 (n)	358,478	358,062
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.534%, 3/21/16	600,000	600,407
Cent CDO XI Ltd., “A1”, FRN, 0.499%, 4/25/19 (n)	411,422	405,868
Chesapeake Funding LLC, “A”, FRN, 0.906%, 11/07/23 (n)	371,474	372,663
Chesapeake Funding LLC, “A”, FRN, 0.606%, 1/07/25 (n)	800,000	800,261
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	720,000	720,471
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	430,000	474,631
CNH Equipment Trust, “A2”, 0.45%, 4/15/16	159,291	159,308
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	480,000	480,619
CNH Wholesale Master Note Trust, “A”, FRN, 0.755%, 8/15/19 (n)	772,000	772,955
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 9/16/19 (n)	250,000	251,436
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.757%, 9/15/39	317,771	349,915
CWCapital Cobalt Ltd., “A4”, FRN, 5.77%, 5/15/46	352,723	392,357
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (z)	750,000	750,085
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 1/15/16	480,000	480,494
Ford Credit Auto Owner Trust, “A2”, 0.4%, 9/15/15	125,409	125,411
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.505%, 9/15/16	490,000	490,530
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	500,000	500,735
GE Equipment Transportation LLC, “A2”, 0.47%, 4/24/15	83,224	83,223
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	858,000	858,646
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.707%, 12/10/27 (n)	1,070,000	1,071,924
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.244%, 1/17/45 (n)	270,000	269,109
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	740,000	740,664
Hyundai Auto Lease Securitization Trust, “A2” , 0.51%, 9/15/15 (n)	323,480	323,589
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	750,000	751,626
John Deere Owner Trust, “A2”, 0.55%, 1/15/16	250,000	250,150
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	438,000	484,263
Kingsland III Ltd., “A1”, CDO, FRN, 0.451%, 8/24/21 (n)	279,340	276,523
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	850,000	850,711
Mercedes-Benz Master Owner Trust, FRN, 0.425%, 11/15/16 (n)	1,000,000	1,000,073
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.425%, 1/15/16	960,000	960,866
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.455%, 2/15/18	760,000	760,302
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 1/22/16 (n)	550,000	550,521
Race Point CLO Ltd., “A1A”, FRN, 0.438%, 8/01/21 (n)	527,096	521,692
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 12/15/15	42,376	42,379
Santander Drive Auto Receivable Trust, “A2”, 0.47%, 3/15/16	133,083	133,085
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	1,070,000	1,070,671
Smart Trust, “A2B”, FRN, 0.486%, 6/14/15 (n)	155,160	155,182
Smart Trust, “A2B”, FRN, 0.406%, 9/14/15	351,472	351,258
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.364%, 10/20/16	1,290,000	1,290,019
Volvo Financial Equipment LLC, “A2”, 0.53%, 11/16/15 (n)	1,269,408	1,269,689
Volvo Financial Equipment LLC, 2014-1A, “A2”, 0.54%, 11/15/16 (z)	1,110,000	1,109,997

		$24,478,038
Automotive - 4.6%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$229,000	$228,636
American Honda Finance Corp., 1.85%, 9/19/14 (n)	620,000	625,556
American Honda Finance Corp., FRN, 0.458%, 11/03/14 (n)	200,000	200,311
American Honda Finance Corp., FRN, 0.609%, 5/26/16 (n)	200,000	200,906
American Honda Finance Corp., FRN, 0.74%, 10/07/16	200,000	201,544

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Daimler Finance North America LLC, FRN, 0.842%, 1/09/15 (n)	$700,000	$702,386
Daimler Finance North America LLC, FRN, 0.857%, 3/28/14 (n)	700,000	700,267
Daimler Finance North America LLC, FRN, 0.918%, 8/01/16 (n)	160,000	160,847
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	200,000	212,865
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	420,000	443,870
Hyundai Capital America, 1.625%, 10/02/15 (n)	700,000	707,089
Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (n)	300,000	310,481
Nissan Motor Acceptance Corp., FRN, 0.946%, 9/26/16 (n)	420,000	422,445
Nissan Motor Acceptance Corp., FRN, 0.787%, 3/03/17 (n)	550,000	549,176
RCI Banque S.A., FRN, 2.112%, 4/11/14 (n)	430,000	430,297
Toyota Motor Credit Corp., 1.25%, 11/17/14	260,000	261,740
Toyota Motor Credit Corp., 3.2%, 6/17/15	125,000	129,499
Toyota Motor Credit Corp., FRN, 0.628%, 1/17/19	850,000	850,819
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	310,000	310,573
Volkswagen International Finance N.V., FRN, 0.996%, 3/21/14 (n)	600,000	600,204
Volkswagen International Finance N.V., FRN, 0.835%, 11/20/14 (n)	450,000	451,467

		$8,700,978
Banks & Diversified Financials (Covered Bonds) - 1.5%
Australia & New Zealand Banking Group, FRN, 0.853%, 10/06/15 (n)	$250,000	$251,463
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	710,000	711,569
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	600,000	599,808
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	500,000	512,520
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	400,000	401,928
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	400,000	415,636

		$2,892,924
Broadcasting - 0.2%
WPP Finance, 8%, 9/15/14	$375,000	$389,471

Brokerage & Asset Managers - 0.4%
BlackRock, Inc., 3.5%, 12/10/14	$125,000	$128,020
BlackRock, Inc., 1.375%, 6/01/15	500,000	506,047
Franklin Resources, Inc., 1.375%, 9/15/17	97,000	96,169

		$730,236
Business Services - 0.5%
Cisco Systems, Inc., FRN, 0%, 3/03/17	$1,000,000	$1,002,379

Cable TV - 0.8%
DIRECTV Holdings LLC, 4.75%, 10/01/14	$425,000	$435,291
DIRECTV Holdings LLC, 2.4%, 3/15/17	120,000	123,380
NBCUniversal Enterprise Co., FRN, 0.776%, 4/15/16 (n)	500,000	501,343
NBCUniversal Media LLC, 2.1%, 4/01/14	400,000	400,529

		$1,460,543
Chemicals - 0.1%
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	$100,000	$100,929

Computer Software - 0.2%
Adobe Systems, Inc., 3.25%, 2/01/15	$425,000	$435,524

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.488%, 5/03/18	$500,000	$500,028

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 1.0%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$97,000	$96,997
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	660,000	681,420
General Electric Co., 0.85%, 10/09/15	200,000	201,220
Pentair Finance S.A., 1.35%, 12/01/15	600,000	604,588
United Technologies Corp., FRN, 0.736%, 6/01/15	240,000	241,484

		$1,825,709
Consumer Products - 1.0%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	$290,000	$293,277
Mattel, Inc., 1.7%, 3/15/18	139,000	138,025
Newell Rubbermaid, Inc., 2%, 6/15/15	400,000	405,650
Newell Rubbermaid, Inc., 2.05%, 12/01/17	236,000	236,625
Procter & Gamble Co., 0.75%, 11/04/16	650,000	650,764
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	210,000	210,755

		$1,935,096
Consumer Services - 0.7%
eBay, Inc., 1.35%, 7/15/17	$264,000	$264,642
Experian Finance PLC, 2.375%, 6/15/17 (n)	249,000	249,615
Western Union Co., 2.375%, 12/10/15	200,000	205,202
Western Union Co., FRN, 1.234%, 8/21/15	560,000	564,175

		$1,283,634
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 6/01/14 (n)	$420,000	$424,345

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$141,000	$143,437

Electronics - 0.8%
Applied Materials, Inc., 2.65%, 6/15/16	$400,000	$414,590
Intel Corp., 1.35%, 12/15/17	581,000	580,873
Tyco Electronics Group S.A., 1.6%, 2/03/15	270,000	272,447
Tyco Electronics Group S.A., 2.375%, 12/17/18	155,000	154,393

		$1,422,303
Emerging Market Quasi-Sovereign - 1.2%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$400,000	$400,081
Corporacion Nacional del Cobre de Chile, 4.75%, 10/15/14 (n)	425,000	434,192
Korea Development Bank, 1%, 1/22/16	410,000	410,416
Korea Gas Corp., 2.25%, 7/25/17 (n)	260,000	264,297
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	170,000	173,740
Rosneft, 3.149%, 3/06/17 (n)	222,000	224,775
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	319,000	311,842

		$2,219,343
Emerging Market Sovereign - 0.4%
Russian Federation, 3.25%, 4/04/17 (n)	$400,000	$418,480
State of Qatar, 5.15%, 4/09/14 (n)	300,000	301,140

		$719,620
Energy - Independent - 0.7%
Devon Energy Corp., 1.2%, 12/15/16	$460,000	$461,563
Encana Corp., 5.9%, 12/01/17	360,000	412,062
Encana Holdings Finance Corp., 5.8%, 5/01/14	440,000	443,686

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Petrohawk Energy Corp., 7.25%, 8/15/18	$45,000	$47,975

		$1,365,286
Energy - Integrated - 2.4%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$550,000	$576,432
BP Capital Markets PLC, 3.125%, 10/01/15	450,000	468,364
BP Capital Markets PLC, 0.7%, 11/06/15	297,000	298,059
Chevron Corp., 0.889%, 6/24/16	210,000	211,601
Chevron Corp., 1.104%, 12/05/17	314,000	313,174
Husky Energy, Inc., 5.9%, 6/15/14	400,000	406,039
Petro-Canada Financial Partnership, 5%, 11/15/14	420,000	433,083
Shell International Finance B.V., 1.125%, 8/21/17	600,000	600,593
Shell International Finance B.V., FRN, 0.446%, 11/15/16	630,000	630,849
Total Capital International S.A., 1.5%, 2/17/17	500,000	508,335
Total Capital S.A., 3%, 6/24/15	125,000	129,243

		$4,575,772
Entertainment - 0.6%
Viacom, Inc., 1.25%, 2/27/15	$650,000	$653,761
Walt Disney Co., 0.45%, 12/01/15	490,000	490,888

		$1,144,649
Financial Institutions - 1.5%
General Electric Capital Corp., 2.15%, 1/09/15	$200,000	$203,129
General Electric Capital Corp., FRN, 0.836%, 12/11/15	250,000	251,895
General Electric Capital Corp., FRN, 0.839%, 1/08/16	500,000	503,609
General Electric Capital Corp., FRN, 0.472%, 1/14/16	930,000	930,864
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	340,000	346,630
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	198,484
NYSE Euronext, 2%, 10/05/17	412,000	421,105

		$2,855,716
Food & Beverages - 4.7%
Anheuser-Busch InBev S.A., 3.625%, 4/15/15	$500,000	$517,714
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	300,000	301,023
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	130,000	130,636
Campbell Soup Co., FRN, 0.538%, 8/01/14	600,000	600,611
Coca-Cola Co., 1.15%, 4/01/18	270,000	266,896
Coca-Cola Co., FRN, 0.338%, 11/01/16	900,000	901,195
Conagra Foods, Inc., 5.875%, 4/15/14	325,000	327,008
Conagra Foods, Inc., 1.3%, 1/25/16	310,000	312,576
Diageo Capital PLC, 1.5%, 5/11/17	300,000	302,465
General Mills, Inc., 5.2%, 3/17/15	400,000	419,329
Heineken N.V., 0.8%, 10/01/15 (n)	500,000	501,129
Ingredion, Inc., 3.2%, 11/01/15	135,000	139,964
Ingredion, Inc., 1.8%, 9/25/17	167,000	164,356
Kellogg Co., 4.45%, 5/30/16	260,000	279,631
Kraft Foods Group, Inc., 1.625%, 6/04/15	480,000	486,372
Molson Coors Brewing Co., 2%, 5/01/17	500,000	504,958
PepsiCo, Inc., 2.5%, 5/10/16	365,000	378,502
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	410,000	427,455
SABMiller Holdings, Inc., 1.85%, 1/15/15 (n)	220,000	222,633
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	340,000	351,276
SABMiller Holdings, Inc., FRN, 0.928%, 8/01/18 (n)	460,000	462,208
Want Want China Finance Co., 1.875%, 5/14/18 (n)	360,000	347,720

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	$423,000	$425,669
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	52,000	52,511

		$8,823,837
Food & Drug Stores - 0.7%
CVS Caremark Corp., 3.25%, 5/18/15	$350,000	$361,288
CVS Caremark Corp., 1.2%, 12/05/16	270,000	271,494
Walgreen Co., 1%, 3/13/15	650,000	652,610

		$1,285,392
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$442,000	$452,844

Insurance - 2.0%
Aflac, Inc., 3.45%, 8/15/15	$400,000	$417,225
American International Group, Inc., 3%, 3/20/15	140,000	143,607
American International Group, Inc., 5.85%, 1/16/18	299,000	343,735
ING U.S., Inc., 2.9%, 2/15/18	235,000	242,877
Lincoln National Corp., 4.3%, 6/15/15	125,000	130,623
MetLife, Inc., 1.756%, 12/15/17	117,000	118,635
Metropolitan Life Global Funding I, 0.769%, 7/15/16 (n)	530,000	533,627
New York Life Global Funding, 1.3%, 1/12/15 (n)	740,000	746,200
PRICOA Global Funding I, FRN, 0.505%, 8/19/15 (n)	290,000	290,773
Prudential Financial, Inc., FRN, 1.016%, 8/15/18	650,000	650,877
UnumProvident Corp., 6.85%, 11/15/15 (n)	157,000	170,982

		$3,789,161
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 11/15/17	$94,000	$93,745
WellPoint, Inc., 5%, 12/15/14	400,000	414,287
Wellpoint, Inc., 1.25%, 9/10/15	30,000	30,264

		$538,296
Insurance - Property & Casualty - 0.9%
ACE Ltd., 2.6%, 11/23/15	$215,000	$222,049
Aon Corp., 3.5%, 9/30/15	375,000	390,067
AXIS Capital Holdings Ltd., 5.75%, 12/01/14	370,000	383,536
Berkshire Hathaway, Inc., FRN, 0.936%, 8/15/14	460,000	461,403
QBE Insurance Group Ltd., 2.4%, 5/01/18 (n)	299,000	292,090

		$1,749,145
International Market Quasi-Sovereign - 5.5%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$487,000	$496,238
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	650,000	645,528
Caisse d’Amortissement de la Dette Sociale, 3.5%, 7/01/14	800,000	808,299
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	590,000	592,656
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	310,000	311,265
Electricite de France, 2.15%, 1/22/19 (n)	650,000	650,543
FMS Wertmanagement, 0.625%, 4/18/16	580,000	581,398
KfW Bankengruppe, 3.5%, 3/10/14	175,000	175,082
KfW Bankengruppe, 0.5%, 9/30/15	180,000	180,527
Kommunalbanken A.S., 1%, 6/16/14 (n)	620,000	621,451
Kommunalbanken A.S., 0.375%, 4/10/15 (n)	230,000	230,218
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	150,000	153,180
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	240,000	239,076

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Kommunalbanken A.S., 1%, 3/15/18 (n)	$190,000	$186,629
Kommunalbanken A.S., FRN, 0.366%, 10/31/16 (n)	270,000	269,955
Kreditanstalt für Wiederaufbau, FRN, 0.205%, 1/23/15	1,000,000	999,940
Landwirtschaftliche Rentenbank, 3.125%, 1/15/16 (n)	300,000	314,940
Municipality Finance PLC, 2.375%, 5/16/16	690,000	716,237
Nederlandse Waterschapsbank N.V., 1.375%, 5/16/14 (n)	750,000	751,508
Societe Financement de l’ Economie Francaise, 3.375%, 5/05/14 (n)	150,000	150,796
Statoil A.S.A., 2.9%, 10/15/14	125,000	127,021
Statoil A.S.A., 7.375%, 5/01/16 (n)	400,000	455,111
Statoil A.S.A., 1.8%, 11/23/16	180,000	184,654
Statoil A.S.A., FRN, 0.526%, 5/15/18	290,000	290,145
Statoil A.S.A., FRN, 0.697%, 11/08/18	250,000	251,385

		$10,383,782
International Market Sovereign - 1.4%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$590,000	$588,448
Kingdom of Sweden, 1%, 2/27/18 (n)	640,000	632,495
Republic of Finland, 1.25%, 10/19/15 (n)	1,000,000	1,014,870
Republic of Iceland, 4.875%, 6/16/16 (n)	381,000	401,479

		$2,637,292
Local Authorities - 2.2%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$1,500,000	$1,496,073
Province of British Columbia, 2.85%, 6/15/15	1,000,000	1,032,690
Province of Ontario, 2.3%, 5/10/16	300,000	310,995
Province of Ontario, 1.1%, 10/25/17	900,000	894,852
State of Illinois, 4.961%, 3/01/16	355,000	376,971

		$4,111,581
Machinery & Tools - 0.2%
Caterpillar Financial Services Corp., 1.1%, 5/29/15	$300,000	$302,746

Major Banks - 8.3%
ABN AMRO Bank N.V., 1.375%, 1/22/16 (n)	$750,000	$757,482
Bank of Montreal, 1.45%, 4/09/18	1,700,000	1,680,481
Bank of Nova Scotia, FRN, 0.633%, 3/15/16	800,000	801,622
Bank of Nova Scotia, FRN, 0.759%, 7/15/16	230,000	231,196
BNP Paribas, 2.7%, 8/20/18	580,000	594,195
BNP Paribas, FRN, 0.824%, 12/12/16	500,000	501,508
Canadian Imperial Bank of Commerce, FRN, 0.757%, 7/18/16	460,000	462,834
Commonwealth Bank of Australia, 3.75%, 10/15/14 (n)	125,000	127,649
Commonwealth Bank of Australia, FRN, 0.745%, 9/20/16 (n)	550,000	553,056
DBS Bank Ltd., 2.35%, 2/28/17 (n)	420,000	432,185
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	620,000	653,988
HSBC Bank PLC, 3.1%, 5/24/16 (n)	420,000	441,181
HSBC Bank PLC, FRN, 0.876%, 5/15/18 (n)	444,000	445,676
HSBC USA, Inc., 1.625%, 1/16/18	100,000	99,751
ING Bank N.V., 3.75%, 3/07/17 (n)	232,000	247,809
ING Bank N.V., FRN, 1.184%, 3/07/16 (n)	310,000	312,837
ING Bank N.V., FRN, 1.635%, 6/09/14 (n)	350,000	351,114
KeyCorp, 3.75%, 8/13/15	100,000	104,277
National Australia Bank Ltd., 2%, 3/09/15	420,000	427,070
Nordea Bank AB, FRN, 0.697%, 5/13/16 (n)	550,000	552,081
PNC Bank N.A., 1.3%, 10/03/16	330,000	333,041
PNC Bank N.A., 1.15%, 11/01/16	630,000	633,428

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
PNC Bank N.A., FRN, 0.545%, 1/28/16	$250,000	$250,307
PNC Funding Corp., 3.625%, 2/08/15	125,000	128,720
Royal Bank of Scotland PLC, 2.55%, 9/18/15	530,000	542,283
Royal Bank of Scotland PLC, 4.375%, 3/16/16	120,000	128,358
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	100,000	101,892
Standard Chartered PLC, 3.85%, 4/27/15 (n)	100,000	103,530
Standard Chartered PLC, FRN, 1.184%, 5/12/14 (n)	500,000	501,071
State Street Bank & Trust Co., FRN, 0.435%, 12/08/15	406,000	405,505
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	420,000	424,431
Wells Fargo & Co., 3.75%, 10/01/14	550,000	561,299
Wells Fargo & Co., 1.25%, 2/13/15	250,000	252,172
Wells Fargo & Co., FRN, 0.767%, 7/20/16	420,000	421,505
Westpac Banking Corp., 0.95%, 1/12/16	410,000	412,978
Westpac Banking Corp., 2%, 8/14/17	610,000	623,582

		$15,602,094
Medical & Health Technology & Services - 1.5%
Baxter International, Inc., 1.85%, 1/15/17	$210,000	$213,376
Becton, Dickinson & Co., 1.75%, 11/08/16	150,000	153,782
Catholic Health Initiatives, 1.6%, 11/01/17	250,000	247,130
Covidien International Finance S.A., 6%, 10/15/17	231,000	265,242
Covidien International Finance S.A., 1.35%, 5/29/15	250,000	252,443
Express Scripts Holding Co., 2.1%, 2/12/15	385,000	390,371
McKesson Corp., 0.95%, 12/04/15	360,000	361,276
McKesson Corp., 3.25%, 3/01/16	375,000	391,913
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	440,000	452,220

		$2,727,753
Metals & Mining - 1.2%
Barrick Gold Corp., 2.5%, 5/01/18	$200,000	$199,806
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	153,000	169,565
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	440,000	446,702
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	270,000	272,106
Glencore Funding LLC, FRN, 1.394%, 5/27/16 (n)	490,000	488,635
Rio Tinto Finance (USA) Ltd., 2.5%, 5/20/16	560,000	580,227
Rio Tinto Finance (USA) Ltd., FRN, 1.073%, 6/17/16	150,000	151,292

		$2,308,333
Mortgage-Backed - 3.3%
Fannie Mae, 5.05%, 1/01/16	$747,571	$789,722
Fannie Mae, 0.595%, 8/25/15	889,286	891,060
Fannie Mae, 5.132%, 2/01/16	162,110	172,321
Fannie Mae, 1.114%, 2/25/17	410,000	409,581
Fannie Mae, 4%, 12/01/25	841,954	901,007
Fannie Mae, TBA, 3%, 3/01/29	960,000	993,750
Freddie Mac, 1.655%, 11/25/16	197,790	201,118
Freddie Mac, 1.426%, 8/25/17	147,000	148,144
Freddie Mac, 3.5%, 8/01/26 (f)	491,965	519,225
Freddie Mac, 2.5%, 7/01/28	1,077,307	1,084,944

		$6,110,872
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$785,000	$790,519

Natural Gas - Distribution - 0.3%
GDF Suez, 1.625%, 10/10/17 (n)	$550,000	$552,503

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - 1.4%
Energy Transfer Partners LP, 8.5%, 4/15/14	$257,000	$259,253
Enterprise Products Operating LP, 3.2%, 2/01/16	400,000	417,920
Enterprise Products Operating LP, 6.5%, 1/31/19	400,000	477,427
Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	420,000	433,191
ONEOK Partners LP, 3.2%, 9/15/18	270,000	281,081
TransCanada PipeLines Ltd., FRN, 0.927%, 6/30/16	660,000	665,031

		$2,533,903
Network & Telecom - 2.3%
AT&T, Inc., 0.8%, 12/01/15	$620,000	$621,226
AT&T, Inc., FRN, 0.619%, 2/12/16	70,000	70,122
AT&T, Inc., FRN, 1.144%, 11/27/18	780,000	788,643
BellSouth Corp., 5.2%, 9/15/14	520,000	533,070
British Telecommunications PLC, 2.35%, 2/14/19	580,000	581,839
France Telecom, 2.125%, 9/16/15	125,000	127,350
Verizon Communications, Inc., 0.7%, 11/02/15	730,000	730,536
Verizon Communications, Inc., FRN, 1.763%, 9/15/16	780,000	801,691

		$4,254,477
Oil Services - 0.1%
Transocean, Inc., 2.5%, 10/15/17	$155,000	$157,274

Oils - 0.1%
Phillips 66, 1.95%, 3/05/15	$180,000	$182,591

Other Banks & Diversified Financials - 6.2%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$238,000	$247,884
American Express Centurion Bank, FRN, 0.687%, 11/13/15	250,000	251,213
American Express Credit Corp., 2.8%, 9/19/16	450,000	470,887
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.684%, 2/26/16 (n)	400,000	400,432
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.845%, 9/09/16 (n)	700,000	703,311
Banque Federative du Credit Mutuel, FRN, 1.087%, 1/20/17 (n)	550,000	550,158
BB&T Corp., 2.05%, 4/28/14	170,000	170,190
BB&T Corp., 1.45%, 1/12/18	288,000	285,519
BBVA Senior Finance S.A. Unipersonal, FRN, 2.361%, 5/16/14	300,000	301,034
Capital One Financial Corp., 2.15%, 3/23/15	270,000	274,557
Capital One Financial Corp., FRN, 1.389%, 7/15/14	450,000	451,386
Capital One Financial Corp., FRN, 0.876%, 11/06/15	320,000	321,048
Danske Bank A.S., 3.75%, 4/01/15 (n)	100,000	103,182
Fifth Third Bancorp, 2.3%, 3/01/19	200,000	200,263
Groupe BPCE S.A., 2.5%, 12/10/18	500,000	502,192
Groupe BPCE S.A., FRN, 1.489%, 4/25/16	860,000	870,556
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	370,000	379,683
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	240,000	240,585
Lloyds Bank PLC, 2.3%, 11/27/18	200,000	201,145
Lloyds TSB Bank PLC, 4.375%, 1/12/15 (n)	675,000	696,337
Macquarie Bank Ltd., 5%, 2/22/17 (n)	580,000	631,620
National Bank of Canada, 1.5%, 6/26/15	270,000	273,603
Santander Holdings USA, Inc., 3.45%, 8/27/18	260,000	271,168
Santander UK PLC, 3.875%, 11/10/14 (n)	100,000	102,306
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	271,000	269,079
SunTrust Banks, Inc., 3.5%, 1/20/17	303,000	321,255
Svenska Handelsbanken AB, 4.875%, 6/10/14 (n)	100,000	101,220
Svenska Handelsbanken AB, 2.875%, 4/04/17	289,000	302,236
Svenska Handelsbanken AB, FRN, 0.696%, 3/21/16	680,000	682,640
Svenska Handelsbanken AB, FRN, 0.716%, 9/23/16	250,000	251,141

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Swedbank AB, 2.125%, 9/29/17 (n)	$311,000	$315,816
Union Bank, FRN, 1.185%, 6/06/14	500,000	501,112

		$11,644,758
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 12/09/14	$320,000	$324,972

Pharmaceuticals - 2.3%
AbbVie, Inc., FRN, 0.996%, 11/06/15	$550,000	$555,701
Amgen, Inc., 2.3%, 6/15/16	450,000	463,599
Bristol-Myers Squibb Co., 0.875%, 8/01/17	615,000	609,452
Celgene Corp., 2.45%, 10/15/15	425,000	436,510
Mylan, Inc., 1.8%, 6/24/16 (n)	430,000	437,461
Mylan, Inc., 1.35%, 11/29/16	105,000	105,463
Sanofi, 1.2%, 9/30/14	200,000	201,050
Sanofi, 1.25%, 4/10/18	800,000	789,101
Teva Pharmaceutical Finance III, 1.7%, 3/21/14	420,000	420,267
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	260,000	259,991

		$4,278,595
Printing & Publishing - 0.5%
Pearson PLC, 4%, 5/17/16 (n)	$500,000	$530,459
Thomson Reuters Corp., 0.875%, 5/23/16	410,000	409,166

		$939,625
Real Estate - 0.8%
ERP Operating, REIT, 5.125%, 3/15/16	$510,000	$553,357
Health Care REIT, Inc., 2.25%, 3/15/18	150,000	151,202
Mack-Cali Realty LP, 2.5%, 12/15/17	200,000	202,288
Simon Property Group, Inc., REIT, 6.1%, 5/01/16	222,000	244,050
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	167,000	165,607
Ventas Realty LP, 1.55%, 9/26/16	250,000	252,796

		$1,569,300
Retailers - 0.3%
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	$400,000	$417,902
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	233,000	231,765

		$649,667
Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc., 2%, 8/02/16	$104,000	$106,455
Airgas, Inc., 2.95%, 6/15/16	400,000	415,170
Ecolab, Inc., 2.375%, 12/08/14	200,000	203,056
Ecolab, Inc., 1%, 8/09/15	350,000	351,761

		$1,076,442
Supermarkets - 0.2%
Tesco PLC, 2%, 12/05/14 (n)	$280,000	$282,676
Woolworths Ltd., 2.55%, 9/22/15 (n)	125,000	128,346

		$411,022
Supranational - 1.0%
Council of Europe, 4.5%, 6/30/14	$800,000	$811,010
International Bank for Reconstruction and Development, 0.5%, 4/15/16	1,000,000	1,001,189

		$1,812,199

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 0.7%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$200,000	$206,600
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	500,000	491,738
Crown Castle Towers LLC, 4.523%, 1/15/15 (n)	560,000	575,178
Vodafone Group PLC, 4.15%, 6/10/14	125,000	126,189

		$1,399,705
Tobacco - 0.7%
B.A.T. International Finance PLC, 1.4%, 6/05/15 (n)	$470,000	$474,628
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	206,000	205,676
Lorillard Tobacco Co., 3.5%, 8/04/16	190,000	200,108
Reynolds American, Inc., 1.05%, 10/30/15	420,000	421,407

		$1,301,819
Transportation - Services - 0.2%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$200,000	$201,560
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	202,000	208,198

		$409,758
U.S. Government Agencies and Equivalents - 2.6%
Aid-Egypt, 4.45%, 9/15/15	$730,000	$775,235
Federal Home Loan Bank, 1.375%, 5/28/14 (f)	2,000,000	2,006,018
National Credit Union Administration, 1.4%, 6/12/15	820,000	829,807
Private Export Funding Corp., 1.875%, 7/15/18	610,000	618,043
Small Business Administration, 2.25%, 7/01/21	601,986	619,592

		$4,848,695
Utilities - Electric Power - 3.2%
American Electric Power Co., Inc., 1.65%, 12/15/17	$220,000	$220,032
Dominion Resources, Inc., 1.95%, 8/15/16	460,000	471,028
Duke Energy Corp., 1.625%, 8/15/17	110,000	110,845
Duke Energy Indiana, Inc., FRN, 0.592%, 7/11/16	200,000	200,053
Enel Finance International S.A., 6.25%, 9/15/17 (n)	410,000	464,612
Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (n)	475,000	482,205
ITC Holdings Corp., 5.875%, 9/30/16 (n)	256,000	282,515
NextEra Energy Capital Co., 1.2%, 6/01/15	70,000	70,426
NextEra Energy Capital Holdings, Inc., 1.611%, 6/01/14	618,000	619,805
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	280,000	282,415
PG&E Corp., 5.75%, 4/01/14	200,000	200,738
PG&E Corp., 2.4%, 3/01/19	364,000	364,822
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	440,000	463,219
Progress Energy, Inc., 6.05%, 3/15/14	500,000	500,776
PSEG Power LLC, 2.75%, 9/15/16	190,000	198,496
Southern Co., 2.375%, 9/15/15	550,000	564,439
Southern Co., 2.45%, 9/01/18	50,000	51,370
Virginia Electric and Power Co., 1.2%, 1/15/18	410,000	404,615

		$5,952,411
Total Bonds		$166,519,323

Money Market Funds - 11.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	21,665,237	$21,665,237
Total Investments		$188,184,560

Other Assets, Less Liabilities - (0.4)%		(662,824)
Net Assets - 100.0%		$187,521,736

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,737,889 representing 30.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19	2/11/14	$749,967	$750,085
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	170,000	173,740
Volvo Financial Equipment LLC, 2014-1A, “A2”, 0.54%, 11/15/16	2/25/14	1,109,984	1,109,997
Total Restricted Securities			$2,033,822
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 2/28/14

Forward Foreign Currency Exchange Contracts at 2/28/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	JPMorgan Chase Bank	2,418,317	5/12/14	$2,192,000	$2,180,276	$11,724
BUY	EUR	Goldman Sachs International	3,582,049	5/12/14	4,848,518	4,944,252	95,734
BUY	GBP	Goldman Sachs International	1,310,022	5/12/14	2,134,354	2,192,537	58,183
BUY	GBP	JPMorgan Chase Bank	1,022,725	5/12/14	1,666,311	1,711,698	45,387
BUY	JPY	JPMorgan Chase Bank	197,181,152	5/12/14	1,930,000	1,938,239	8,239
SELL	JPY	JPMorgan Chase Bank	27,413,788	5/12/14	270,558	269,470	1,088

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	NOK	Goldman Sachs International	9,969,508	5/12/14	$1,592,064	$1,656,616	$64,552
BUY	NOK	JPMorgan Chase Bank	2,272,096	5/12/14	366,000	377,550	11,550
BUY	NZD	JPMorgan Chase Bank	199,442	5/12/14	164,000	166,313	2,313
BUY	SEK	Goldman Sachs International	13,025,879	5/12/14	1,993,620	2,029,256	35,636

							$334,406

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank	283,178	5/12/14	$252,000	$251,493	$(507)
SELL	AUD	JPMorgan Chase Bank	8,320,594	5/12/14	7,371,214	7,389,611	(18,397)
SELL	CAD	JPMorgan Chase Bank	1,811,645	5/12/14	1,627,681	1,633,320	(5,639)
SELL	CHF	JPMorgan Chase Bank	3,766,711	5/12/14	4,176,533	4,285,236	(108,703)
SELL	EUR	Goldman Sachs International	98,398	5/12/14	134,000	135,817	(1,817)
SELL	NOK	JPMorgan Chase Bank	3,489,133	5/12/14	557,739	579,783	(22,044)
SELL	NZD	JPMorgan Chase Bank	4,089,937	5/12/14	3,332,787	3,410,567	(77,780)
SELL	SEK	JPMorgan Chase Bank	1,873,569	5/12/14	286,413	291,877	(5,464)

							$(240,351)

Futures Contracts Outstanding at 2/28/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index (Long)	EUR	10	$3,336,530	March - 2014	$166,448
FTSE MIB Index (Long)	EUR	34	4,798,144	March - 2014	231,637
Hang Seng Index (Long)	HKD	11	1,616,361	March - 2014	23,664
IBEX Index (Long)	EUR	41	5,703,542	March - 2014	16,638
MSCI Singapore Index (Short)	SGD	12	667,187	March - 2014	3,550
MSCI Taiwan Index (Long)	USD	66	1,998,480	March - 2014	4,569

					$446,506

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	16	$1,666,349	March - 2014	$36,698
GB Govt Bond 10 yr (Long)	GBP	17	3,115,182	June - 2014	8,184
U.S. Treasury Note 10 yr (Long)	USD	92	11,456,875	June - 2014	12,346

					$57,228

					$503,734

Liability Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	45	$5,417,011	March - 2014	$(287,247)
Bovespa Index (Long)	BRL	124	2,508,029	April - 2014	(42,909)
CAC 40 Index (Short)	EUR	13	790,429	March - 2014	(13,587)
FTSE 100 Index (Short)	GBP	6	680,755	March - 2014	(25,084)
FTSE JSE Top 40 Index (Short)	ZAR	33	1,305,321	March - 2014	(62,418)
Hang Seng China ENT Index (Long)	HKD	64	4,081,773	March - 2014	(5,867)
ISE 30 Index (Long)	TRY	39	133,485	April - 2014	(3,568)
KOSPI Index (Short)	KRW	26	3,135,831	March - 2014	(16,239)
Mex Bolsa Index (Long)	MXN	33	966,104	March - 2014	(81,223)
NIFTY Index (Short)	USD	11	138,171	March - 2014	(1,067)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 2/28/14 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Equity Futures – continued
NIKKEI 225 Index (Short)	JPY	1	$146,016	March - 2014	$(4,040)
OMX Index (Short)	SEK	82	1,738,694	March - 2014	(51,860)
Russell 2000 Index (Short)	USD	13	1,536,470	March - 2014	(102,402)
S&P 500 E-Mini Index (Short)	USD	1	92,880	March - 2014	(3,971)
S&P TSX 60 Index (Short)	CAD	28	4,108,588	March - 2014	(266,073)

					$(967,555)

Interest Rate Futures
Canadian Treasury Bond 10 yr (Short)	CAD	42	$4,953,671	June - 2014	$(41,116)
Euro Bund (Short)	EUR	32	6,377,207	March - 2014	(148,911)
Japan Govt Bond 10 yr (Short)	JPY	8	11,411,614	March - 2014	(113,314)

					$(303,341)

					$(1,270,896)

At February 28, 2014, the fund had cash collateral of $2,072,899 and other liquid securities with an aggregate value of $2,052,801 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$4,848,696	$—	$4,848,696
Non-U.S. Sovereign Debt	—	17,772,234	—	17,772,234
Municipal Bonds	—	790,519	—	790,519
U.S. Corporate Bonds	—	58,529,380	—	58,529,380
Residential Mortgage-Backed Securities	—	6,110,873	—	6,110,873
Commercial Mortgage-Backed Securities	—	1,701,165	—	1,701,165
Asset-Backed Securities (including CDOs)	—	22,776,877	—	22,776,877
Foreign Bonds	—	53,989,579	—	53,989,579
Mutual Funds	21,665,237	—	—	21,665,237
Total Investments	$21,665,237	$166,519,323	$—	$188,184,560

Other Financial Instruments
Futures Contracts	$(767,162)	$—	$—	$(767,162)
Forward Foreign Currency Exchange Contracts	—	94,055	—	94,055

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$188,169,583
Gross unrealized appreciation	1,275,396
Gross unrealized depreciation	(1,260,419)
Net unrealized appreciation (depreciation)	$14,977

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,810,342	47,462,968	(35,608,073)	21,665,237

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,473	$21,665,237

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2014, are as follows:

United States	67.1%
United Kingdom	6.2%
France	4.2%
Spain	3.5%
Italy	3.1%
Netherlands	3.1%
China	2.7%
Norway	2.5%
Japan	(3.2)%
Other Countries	10.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2014

*	Print name and title of each signing officer under his or her signature.